                    AS FILED WITH THE SEC ON APRIL 16, 1998.


                                                       Registration No. 33-61125

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------

                                    Form N-4

                             REGISTRATION STATEMENT
                                     under
                        THE SECURITIES ACT OF 1933  ___

                        PRE-EFFECTIVE AMENDMENT NO.  ___
                      POST-EFFECTIVE AMENDMENT NO. 3  _X_
                                      and
                          REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  ___



                      POST-EFFECTIVE AMENDMENT NO. 3  _X_
                        (Check appropriate box or boxes)

                              -------------------

                      PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                ANNUITY ACCOUNT
                           (Exact Name of Registrant)


                          PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             213 Washington Street
                         Newark, New Jersey 07102-2992
                                 (888) PRU-2888
   (Address and telephone number of Depositor's principal executive offices)

                     --------------------------------------

                               THOMAS C. CASTANO
                              Assistant Secretary
                          Pruco Life Insurance Company
                             213 Washington Street
                         Newark, New Jersey 07102-2992
                    (Name and address of agent for service)


                                   Copies to:



          Lee D. Augsburger                       Christopher E. Palmer
      Assistant General Counsel                       Shea & Gardner
       The Prudential Insurance              1800 Massachusetts Avenue, N.W.
          Company of America                      Washington, D.C. 20036
           751 Broad Street
    Newark, New Jersey 07102-3777


                           -------------------------


It is proposed that this filing will become effective (Check appropriate space):

___ immediately upon filing pursuant to paragraph (b) of Rule 485

_X_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
      -------------
         (date)

___ 60 days after filing pursuant to paragraph (a) of Rule 485

___ on May 1, 1998 pursuant to paragraph (a) of Rule 485
      -------------
         (date)


If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being
Registered...                                                Interests in
                                                             Individual Variable
                                                             Annuity Contracts

                             CROSS REFERENCE SHEET
                (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)


      N-4 Item Number and Caption
      ----------------------------------------  Location
                                                ----------------------------------------

PART A

 1.   Cover Page..............................  Cover Page
 2.   Definitions.............................  Definitions of Special Terms Used in
                                                  This Prospectus
 3.   Synopsis or Highlights..................  Profile
 4.   Condensed Financial Information.........  Appendix; Other Information
 5.   General Description of Registrant,
       Depositor, and Portfolio...............  Cover Page; Companies General
                                                  Information About Pruco Life, The
                                                  Pruco Life Flexible Premium Variable
                                                  Annuity Account, and The Investment
                                                  Options Available Under the Contracts;
                                                  The Interest-Rate Investment Options
                                                  and Investments by Pruco Life; Other
                                                  Information
 6.   Deductions..............................  Profile; Fee Table; Charges, Fees and
                                                  Deductions
 7.   General Description of Variable Annuity
       Contracts..............................  Cover; Profile; Definition of Special
                                                  Terms Used in This Prospectus;
                                                  Detailed Information About the
                                                  Contract; Other Information
 8.   Annuity Period..........................  Profile; Payout Provisions
 9.   Death Benefit...........................  Profile; Detailed Information About the
                                                  Contract; Payout Provisions
10.   Purchases and Contract Value............  Profile; Detailed Information About the
                                                  Contract; Other Information
11.   Redemptions.............................  Profile; Detailed Information About the
                                                  Contract; Charges, Fees and Deductions
12.   Taxes...................................  Profile; Charges, Fees and Deductions;
                                                  Federal Tax Status
13.   Legal Proceedings.......................  Other Information
14.   Table of Contents of the Statement of
       Additional Information.................  Other Information

PART B
15.   Cover Page..............................  Cover Page
16.   Table of Contents.......................  Table of Contents
17.   General Information and History.........  Cover Page
18.   Services................................  Part A: Other Information
19.   Purchase of Securities Being Offered....  Part A: Profile, Detailed Information
                                                  About the Contract; Other Information
20.   Underwriters............................  Part A: Other Information Part B: Other
                                                  Information Concerning the Account
21.   Calculation of Performance Data.........  Part B: Other Information Concerning the
                                                  Account
22.   Annuity.................................  Payments Part A: Payout Provisions
23.   Financial Statements....................  Part A: Financial Statements of the
                                                  Pruco Life Flexible Premium Variable
                                                  Annuity Account Consolidated Financial
                                                  Statements of Pruco Life Insurance
                                                  Company and Subsidiaries


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                                                                     MAY 1, 1998
                                    PROFILE
                                   ----------
                          PRUCO LIFE INSURANCE COMPANY

                 DISCOVERY PREFERRED VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

                              -------------------

1. THE DISCOVERY PREFERRED VARIABLE ANNUITY.

The Discovery Preferred Variable Annuity is a contract between you and Pruco Life Insurance Company that uses investment portfolios which accumulate cash value on a tax-deferred basis. This allows the variable annuity to combine the advantages of a tax-deferred investment with the flexibility and versatility of professionally managed portfolios to meet your long-term financial goals, such as retirement. Tax deferral simply means that you do not pay taxes on your investments' income, dividends and capital gains each year; instead taxes are due when you take withdrawals or otherwise receive funds from the annuity. Tax-deferred compounding can grow your assets faster than they would in a similar taxable investment. In addition, your family receives the added protection of a guaranteed death benefit.

The Discovery Preferred Variable Annuity offers a diverse selection of variable investment options. Amounts that you allocate to a variable investment option will fluctuate in response to market forces. You can also select a fixed-rate option with a stipulated rate of interest for one year or a market-value adjustment option which guarantees a stipulated rate of interest if held for a seven year period. If you make a withdrawal or transfer prior to the maturity date of a market-value adjustment option, the value will be adjusted up or down or not at all, depending upon the difference in interest rates between the date when funds were allocated to the option and the date of the withdrawal or transfer.

The Discovery Preferred Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your Contract and earnings accumulate on a tax-deferred basis. Your earnings are based on the investment performance of the variable investment options and/or the interest rate earned on the fixed investment options to which your money is allocated. During the income phase you receive regular payments from your Contract. Among other factors, the growth of your Contract during the accumulation phase will determine the amount or duration of your payments during the income phase.

The automated withdrawal feature enables you to set up a regular income schedule on a monthly, quarterly, semiannual or annual basis without annuitizing your Contract. Of course, withdrawals are subject to tax and a 10% federal tax penalty may apply if you are under age 59 1/2.

2. PAYOUT PROVISIONS.

If you want to receive regular income from your Contract, you can choose one of these options: (1) equal installments for a fixed period; (2) monthly payments for your life with 120 payments certain; or (3) we will hold an amount at a stated interest rate and pay the interest annually, semi-annually, quarterly or monthly. The interest payment option is not available for Contracts sold in connection with individual retirement annuities ("IRAs").

                                    PROFILE
                                   ----------
                          PRUCO LIFE INSURANCE COMPANY

                 DISCOVERY PREFERRED VARIABLE ANNUITY CONTRACT

During the income phase you can only choose the above options to be payable on a fixed basis. Once you begin receiving regular payments, you cannot change your payment plan.

3. PURCHASING A DISCOVERY PREFERRED ANNUITY.


You can buy a Contract through your financial representative who can also help you complete the proper forms. You can buy a Contract with $10,000 or more. Pruco Life expects that during the second quarter of 1998 it will end the offering of new Contracts. Owners of existing Contracts will continue to be able to make additional purchase payments. Additional payments of $1,000 or more may also be made during the accumulation phase. Restrictions apply to IRA Contracts.


4. INVESTMENT OPTIONS.

You can put your money in any or all of the investment options listed below.

THE PRUDENTIAL SERIES FUND, INC.

ADVISED BY: PRUDENTIAL INVESTMENT CORPORATION

    Money Market Portfolio
    Diversified Bond Portfolio
    Conservative Balanced Portfolio
    Flexible Managed Portfolio
    High Yield Bond Portfolio
    Stock Index Portfolio
    Equity Income Portfolio
    Equity Portfolio
    Prudential Jennison Portfolio (a growth Portfolio)
    Small Capitalization Stock Portfolio
    Global Portfolio
    Natural Resources Portfolio

Depending upon market fluctuations, you can make or lose money in any of these portfolios.


You may also allocate money to the one year fixed-rate option which guarantees a stipulated rate of interest for a one-year period or to the Market-Value Adjustment (the "MVA") option which guarantees a stipulated rate of interest if held for a seven year period. Each time you allocate or transfer money into either the fixed-rate option or the MVA option a new interest cell is established. If you make a withdrawal or transfer prior to the end of the interest cell period, the value of the MVA option will be adjusted up or down or not at all, depending upon the difference in the interest rates at the time the interest cell was established and the date of withdrawal or transfer. You may only transfer money out of the fixed-rate option during the 30-day period following the maturity of the fixed-rate interest cell.


5. EXPENSES.

The Discovery Preferred Contract has the following cost-related product features outlined below.

                                    PROFILE
                                   ----------
                          PRUCO LIFE INSURANCE COMPANY

                 DISCOVERY PREFERRED VARIABLE ANNUITY CONTRACT


Although there is no current intention to do so, we may impose an additional administrative charge of up to $25 on each Contract anniversary and at the time of a full withdrawal for Contracts of less than $50,000. We deduct insurance charges which total 1.40% annually of the average daily value of your Contract allocated to the variable investment options. There are also investment charges imposed on Contracts with money allocated to the variable investment options which in fiscal year 1997 ranged from .40% to 1.40% annually of the average daily value of the investment portfolio. If applicable, you may be assessed a state premium tax which ranges from 0.5% to 5%, depending upon the state and whether the Contract is non-qualified or issued in connection with an IRA.


If you withdraw money in excess of the free withdrawal amount allowed in the Contract during the first 7 years of the Contract, a withdrawal charge is assessed. The charge is based upon the amount withdrawn and starts with 7% in the first year and decreases 1% each year until in the 8th and later years there is no charge.


The following chart will help you understand the charges in the Contract. The column "Total Annual Charges" shows the (i) insurance charges, (ii) expense charges and (iii) investment charges but does not reflect the possible $25 additional administrative charge. The next two columns show you examples of the charges, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charges. For year 10, the examples show the aggregate of all the annual charges assessed for the 10 years with no withdrawal charge. The premium tax is assumed to be 0% in both examples.




                                                                                TOTAL       TOTAL
                                                                               ANNUAL      ANNUAL
                                            TOTAL        TOTAL                 CHARGES     CHARGES
                                           ANNUAL       ANNUAL       TOTAL    AT END OF   AT END OF
                                          INSURANCE    PORTFOLIO    ANNUAL     1 YEAR     10 YEARS
PORTFOLIO                                  CHARGES      CHARGES     CHARGES      (1)         (2)
---------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market                              1.40           .43       1.83       $ 82        $215
  Diversified Bond                          1.40           .43       1.83       $ 82        $215
  Conservative Balanced                     1.40           .56       1.96       $ 83        $229
  Flexible Managed                          1.40           .62       2.02       $ 84        $235
  High Yield Bond                           1.40           .57       1.97       $ 83        $230
  Stock Index                               1.40           .37       1.77       $ 81        $208
  Equity Income                             1.40           .41       1.81       $ 81        $213
  Equity                                    1.40           .46       1.86       $ 82        $218
  Prudential Jennison                       1.40           .64       2.04       $ 84        $237
  Small Capitalization Stock                1.40           .50       1.90       $ 82        $222
  Global                                    1.40           .85       2.25       $ 86        $258
  Natural Resources                         1.40           .54       1.94       $ 83        $226



The portfolio charges reflect any expense reimbursement or fee waiver that may be in effect. For more detailed information, see the Fee Table in the Prospectus for the Contract.

                                    PROFILE
                                   ----------
                          PRUCO LIFE INSURANCE COMPANY

                 DISCOVERY PREFERRED VARIABLE ANNUITY CONTRACT

6. TAXES.


Earnings in your Contract are tax-deferred until you take them out. In addition, if money is taken out before age 59 1/2, there may be a 10% tax penalty assessed on the amount that is deemed to be income. In general, for tax purposes, if you take money out, earnings are deemed to be taken out first and are taxed as income. For Contracts sold in connection with traditional IRAs, the entire distribution amount is generally considered taxable income. For contracts sold in connection with ROTH IRA's, the entire distribution will be tax free if certain conditions are met.


7. ACCESS TO YOUR MONEY.

You can take money out at any time during the accumulation phase. Each year you can take up to 10% of your total purchase payments without any charge plus any charge-free amount still available from the immediately preceding Contract year. If you withdraw money in excess of the free withdrawal amount, a percentage of the amount you withdraw may be assessed a decreasing withdrawal charge during the first seven Contract years (7%-6%-5%-4%-3%-2%-1%-0%). This charge will be waived for payment of the death benefit and under the Critical Care Access provision of the Contract, if applicable. A withdrawal may be subject to income tax and to a tax penalty.

8. PERFORMANCE.


The value of the Contract will fluctuate depending upon the performance of the investment option(s) you choose. From time to time, we may advertise total return figures for each variable investment option. The following chart shows total returns for each investment option for calendar year 1997. These numbers reflect the insurance charges, the administrative fees, investment charges, and all other expenses of the investment portfolio. These numbers do not reflect any withdrawal charges and if such charges were applied, performance would be lower. Past performance is not a guarantee of future results.



PORTFOLIO                                                        CALENDAR YEAR 1997
---------------------------------------------------------------  -------------------
Diversified Bond                                                          7.07%
Conservative Balanced                                                    11.88%
Flexible Managed                                                         16.33%
High Yield Bond                                                          12.21%
Stock Index                                                              31.00%
Equity Income                                                            34.72%
Equity                                                                   22.93%
Prudential Jennison                                                      28.89%
Small Capitalization Stock                                               23.44%
Global                                                                    5.50%
Natural Resources                                                       -12.81%



The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1997 were 4.27% and 4.36% respectively.

                                    PROFILE
                                   ----------
                          PRUCO LIFE INSURANCE COMPANY

                 DISCOVERY PREFERRED VARIABLE ANNUITY CONTRACT

9. DEATH BENEFIT.

If you die during the accumulation phase, the person you have chosen as the beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the money you have put in the Contract less any money you have taken out including the related withdrawal charges; (2) the value of your Contract as of the date of due proof of death; and (3) the greatest value of your Contract calculated on every third Contract anniversary reduced by all subsequent withdrawals and withdrawal charges. The death benefit will be subject to tax.

10. OTHER INFORMATION.

FREE LOOK. You may return your Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. Simply deliver or mail the Contract to the Prudential Annuity Service Center or to the representative who sold it to you. We will return your money or Contract value in accordance with applicable law and the Contract will be canceled. Special rules apply for Contracts issued in connection with IRAs.

DOLLAR COST AVERAGING. Dollar Cost Averaging allows you to have a regular amount of money automatically transferred from the fixed-rate option or one of the variable investment options into one or more variable investment options.

AUTO-REBALANCING. Auto-rebalancing will help keep your investment in line with the investment mix you selected. We will maintain your allocation mix by adjusting your money between the selected variable investment options based on the percentage allocations that you choose. This will be done at specified intervals as elected by you.

CRITICAL CARE ACCESS. Under certain circumstances, we will waive any administrative and withdrawal charges if you need to access your money while confined to a nursing home or hospital, or if you become terminally ill.

11. INQUIRIES.

     If you need more information, please contact us at:


     PRUCO LIFE INSURANCE COMPANY
       213 Washington Street
       Newark, New Jersey 07102-2992
       (888) PRU-2888


     If you need Contract owner services (such as changes in Contract information, inquiries about Contract values, or to elect or modify Contract options) please contact us at:


     PRUDENTIAL ANNUITY SERVICE CENTER
       P.O. Box 14205
       New Brunswick, New Jersey 08906-4205
       (888) PRU-2888

PROSPECTUS


MAY 1, 1998


PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS

PRUCO LIFE MARKET-VALUE ADJUSTMENT ANNUITY CONTRACTS

DISCOVERY PREFERRED


This prospectus describes the DISCOVERY PREFERRED-SM- Annuity Contract* (the "Contract"), an individual variable annuity contract offered by Pruco Life Insurance Company ("Pruco Life", "we" or "us"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential").



The Contract is purchased by making an initial payment of $10,000 or more. Additional payments of $1,000 or more may also be made. Pruco Life expects that during the second quarter of 1998 it will end the offering of new Contracts. Owners of existing Contracts will continue to be able to make additional purchase payments. Following the deduction for any applicable taxes, the purchase payments may be allocated as you direct in one or more of the following ways.


- They may be allocated to one or more of twelve subaccounts, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund").

- They may be allocated to a fixed-rate option which guarantees a stipulated rate of interest for a one year period.

- They may be allocated to a market-value adjustment option which guarantees a stipulated rate of interest if held for a seven year period. The market-value adjustment option is not available to residents of Maryland, Oregon and Washington.

The value allocated to the subaccounts will vary daily with the investment performance of those accounts. If amounts allocated to a market-value adjustment option are withdrawn or transferred prior to the expiration of the interest rate period, the contract value will be subject to a Market-Value Adjustment, which could result in receipt of more or less than the original amount allocated to that option. On the annuity date, the amount credited under the Contract will be applied to effect a fixed-dollar annuity. Upon annuitization, your participation in the investment options ceases. Prior to that annuity date, you may withdraw in whole or in part the cash value of the Contract.
                 ----------------------------------------------


This prospectus provides information a prospective investor should know before investing. Additional information about the Contract has been filed with the U.S. Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, which information is incorporated herein by reference, and is available without charge upon written request to Pruco Life Insurance Company, 213 Washington Street, Newark, New Jersey 07102-2992, or by telephoning (888) PRU-2888.


The attached prospectus for the Series Fund and its statement of additional information describe the investment objectives and risks of investing in the portfolios. Additional portfolios and subaccounts may be offered in the future.


The Contents of the Statement of Additional Information appear on page 22 of this prospectus.

                 ----------------------------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PRUCO LIFE INSURANCE COMPANY                              PRUDENTIAL ANNUITY SERVICE CENTER
213 Washington Street                                     P.O. Box 14205
Newark, New Jersey 07102-2992                             New Brunswick, NJ 08906-4205
Telephone: (888) PRU-2888                                 Telephone: (888) PRU-2888

*DISCOVERY PREFERRED is a service mark of Prudential.
DISCOP-1 Ed 5-98
Cat. No. 64M630L

                              PROSPECTUS CONTENTS


                                                                                                        PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...............................................           1

FEE TABLE..........................................................................................           2

GENERAL INFORMATION ABOUT PRUCO LIFE, THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT, AND
  THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT..............................................           5
  PRUCO LIFE INSURANCE COMPANY.....................................................................           5
  PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT.............................................           5
  THE PRUDENTIAL SERIES FUND, INC..................................................................           6
  THE INTEREST-RATE INVESTMENT OPTIONS AND INVESTMENTS BY PRUCO LIFE...............................           7

DETAILED INFORMATION ABOUT THE CONTRACT............................................................           7
  REQUIREMENTS FOR ISSUANCE OF A CONTRACT..........................................................           7
  SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK".....................................................           7
  ALLOCATION OF PURCHASE PAYMENTS..................................................................           7
  CASH VALUE.......................................................................................           8
  GUARANTEED INTEREST RATE PERIODS.................................................................           8
  WHAT HAPPENS WHEN AN INTEREST CELL REACHES ITS MATURITY DATE?....................................           8
  TRANSFERS........................................................................................           8
  DOLLAR COST AVERAGING............................................................................           9
  AUTO-REBALANCING.................................................................................           9
  WITHDRAWALS......................................................................................           9
  AUTOMATED WITHDRAWALS............................................................................          10
  MARKET-VALUE ADJUSTMENT..........................................................................          10
  DEATH BENEFIT....................................................................................          10
  VALUATION OF A CONTRACT OWNER'S CONTRACT FUND....................................................          11

CHARGES, FEES AND DEDUCTIONS.......................................................................          11
  PREMIUM TAXES AND TAXES ATTRIBUTABLE TO PURCHASE PAYMENTS........................................          11
  ADMINISTRATIVE CHARGE............................................................................          11
  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS..................................................          11
  EXPENSES INCURRED BY THE SERIES FUNDS............................................................          12
  WITHDRAWAL CHARGE................................................................................          12
  TRANSACTION CHARGE...............................................................................          12
  CRITICAL CARE ACCESS.............................................................................          13

FEDERAL TAX STATUS.................................................................................          13
  DIVERSIFICATION..................................................................................          13
  TAXES PAYABLE BY CONTRACT OWNERS.................................................................          13
  WITHHOLDING......................................................................................          14
  IMPACT OF FEDERAL INCOME TAXES...................................................................          15
  CONTRACTS USED IN CONNECTION WITH TAX FAVORED PLANS..............................................          15
  IRAS.............................................................................................          15
  SEPS.............................................................................................          16
  SIMPLE-IRAS......................................................................................          16
  TDAS.............................................................................................          16
  MINIMUM DISTRIBUTION OPTION......................................................................          17
  TAXES ON PRUCO LIFE..............................................................................          17

PAYOUT PROVISIONS..................................................................................          17
  1. ANNUITY PAYMENTS FOR A FIXED PERIOD...........................................................          18
  2. LIFE ANNUITY WITH 120 PAYMENTS CERTAIN........................................................          18
  3. INTEREST PAYMENT OPTION.......................................................................          18
  4. OTHER ANNUITY OPTIONS.........................................................................          18
  LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT ANNUITY PURCHASE RATES.............................          19

OTHER INFORMATION..................................................................................          19
  REQUIRED DISTRIBUTIONS ON DEATH OF OWNER.........................................................          19
  MISSTATEMENT OF AGE OR SEX.......................................................................          19
  SALE OF THE CONTRACT AND SALES COMMISSIONS.......................................................          19
  VOTING RIGHTS....................................................................................          19
  SUBSTITUTION OF SERIES FUND SHARES...............................................................          20
  OWNERSHIP OF THE CONTRACT........................................................................          20
  PERFORMANCE INFORMATION..........................................................................          20
  REPORTS TO CONTRACT OWNERS.......................................................................          21
  STATE REGULATION.................................................................................          21
  EXPERTS..........................................................................................          21
  LITIGATION.......................................................................................          21
  YEAR 2000 COMPLIANCE.............................................................................          22
  STATEMENT OF ADDITIONAL INFORMATION..............................................................          22
  ADDITIONAL INFORMATION...........................................................................          22
  FINANCIAL STATEMENTS.............................................................................          22

ACCUMULATION UNIT VALUE............................................................................          23

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS..............          25

DIRECTORS AND OFFICERS.............................................................................          32

EXECUTIVE COMPENSATION.............................................................................          33

FINANCIAL STATEMENTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
  ACCOUNT..........................................................................................         A-1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES.................         B-1

MARKET-VALUE ADJUSTMENT FORMULA....................................................................         C-1

                   DEFINITIONS OF SPECIAL TERMS USED IN THIS
                                   PROSPECTUS

ACCOUNT--See the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), below.

ANNUITANT--The person or persons, designated by the Contract owner, upon whose life or lives monthly annuity payments are based after an annuity is effected.

ANNUITY CONTRACT--A contract designed to provide an annuitant with an income, which may be a lifetime income, beginning on the annuity date.

ANNUITY DATE--The date, specified in the Contract, when annuity payments begin.

CASH VALUE--The surrender value of the Contract, which equals the Contract Fund plus or minus any Market-Value Adjustments less any withdrawal charge and any administrative charge due upon surrender.

CHARGE-FREE AMOUNT--The amount of your Contract Fund that is not subject to a withdrawal charge.

CONTRACT ANNIVERSARY--The same day and month as the Contract date in each later year.

CONTRACT DATE--The date Pruco Life received the initial purchase payment and certain required documentation.

CONTRACT FUND--The total value attributable to a specific Contract representing amounts invested in all the subaccounts and in the interest-rate investment options.


CONTRACT OWNER--You. A person who purchases a DISCOVERY PREFERRED-SM- Contract and makes the purchase payments. The Contract may be owned by joint owners, however, the joint owners must be spouses and joint ownership will only be allowed on non-qualified accounts. An owner will usually also be an annuitant, but need not be. An owner has all rights in the Contract before the annuity date. Subject to certain limitations and requirements described in this prospectus, these rights include the right to make withdrawals or surrender the Contract, to designate and change the beneficiaries who will receive the proceeds at the death of the annuitant before the annuity date, to transfer funds among the investment options, and to designate a mode of settlement for the annuitant on the annuity date.


CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

FIXED-RATE OPTION--An investment option under which Pruco Life credits interest to the amount allocated at a guaranteed interest rate periodically declared in advance by Pruco Life but not less than 3%.

GUARANTEED INTEREST RATE--The effective annual interest rate credited during the interest rate period.

INTEREST CELL--A division of the interest-rate investment options which is established whenever you allocate or transfer money into an interest-rate investment option. The amount in the interest cell is credited with a guaranteed interest rate, declared in advance by Pruco Life and never less than 3%, if held for the duration of the cell's interest rate period.

INTEREST-RATE INVESTMENT OPTIONS--The fixed-rate option and the market-value adjustment option.

INTEREST RATE PERIOD--The period for which the guaranteed interest rate is credited.

MARKET-VALUE ADJUSTMENT--If amounts are withdrawn or transferred from a market-value adjustment option before the end of the interest rate period, a Market-Value Adjustment will occur. A Market-Value Adjustment may result in an increase, decrease or no change in the value of the money that was in the interest cell. For the formula used to calculate the adjustment, see MARKET-VALUE ADJUSTMENT FORMULA, on page C1.

MARKET-VALUE ADJUSTMENT OPTION ("MVA OPTION")-- An interest-rate investment option subject to a Market-Value Adjustment.

THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT (THE "ACCOUNT")--A separate account of Pruco Life registered as a unit investment trust under the Investment Company Act of 1940.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND")--A series mutual fund with separate portfolios, one or more of which may be chosen as an underlying investment for the Contract.

SUBACCOUNT--A division of the Account, the assets of which are invested in shares of the corresponding portfolio of the Series Fund.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open.

VARIABLE INVESTMENT OPTIONS--The subaccounts.

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments ................................. None

Maximum Withdrawal Charge:

                                                               THE WITHDRAWAL CHARGE WILL BE EQUAL
        FOR WITHDRAWALS DURING THE CONTRACT                     TO THE FOLLOWING PERCENTAGE OF THE
                   YEAR INDICATED                                       AMOUNT WITHDRAWN*

    First Contract Year                                                         7%
    Second Contract Year                                                        6%
    Third Contract Year                                                         5%
    Fourth Contract Year                                                        4%
    Fifth Contract Year                                                         3%
    Sixth Contract Year                                                         2%
    Seventh Contract Year                                                       1%
    Eighth and Subsequent Contract Years                                    No Charge

    * THE WITHDRAWAL CHARGE IS NOT IMPOSED ON ANY CHARGE-FREE WITHDRAWAL AMOUNTS, WITHDRAWALS MADE UNDER CRITICAL CARE ACCESS, SEE PAGE 12, OR ANY AMOUNT USED TO PROVIDE INCOME UNDER THE LIFE ANNUITY WITH 120 PAYMENTS CERTAIN OPTION. THERE WILL BE A REDUCTION IN SUCH WITHDRAWAL CHARGE IN THE CASE OF CONTRACTS ISSUED TO CONTRACT OWNERS ISSUE AGE 84 AND OLDER.

Annual Contract Fee and Fee upon Full Withdrawal ........................ None**

** WE RESERVE THE RIGHT TO IMPOSE SUCH A CHARGE IN THE FUTURE, BUT NOT MORE THAN $25. IF MADE, IT WILL BE APPORTIONED OVER ALL THE ACCOUNTS MAKING UP THE CONTRACT FUND AS OF THE EFFECTIVE DATE OF THAT DEDUCTION. AMOUNTS APPORTIONED TO THE TWO INTEREST-RATE INVESTMENT OPTIONS WILL REDUCE THE INTEREST CELLS ON A FIFO (FIRST IN/FIRST OUT) BASIS DETERMINED BY THE AGE OF THE CELL. THE CHARGE WILL NOT BE MADE UPON WITHDRAWALS UNDER CRITICAL CARE ACCESS OR IF THE CONTRACT FUND IS $50,000 OR MORE.


Transfer Charge.....................................................  $     25



Imposed only for transfers in excess of twelve transfers in a Contract year, excluding transfers in connection with Dollar Cost
  Averging and Auto-Rebalancing


SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE CONTRACT FUND)

ALL SUBACCOUNTS
--------------------------------------------------------------------
Mortality and Expense Risk Charge...................................      1.25%
Administrative Fee..................................................      0.15%
                                                                      ---------
Total Separate Account Annual Expenses..............................      1.40%
                                                                      ---------
                                                                      ---------

THE PRUDENTIAL SERIES FUND, INC. ANNUAL EXPENSES
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                             MONEY      DIVERSIFIED   CONSERVATIVE    FLEXIBLE      HIGH YIELD
                                            MARKET         BOND        BALANCED        MANAGED         BOND       STOCK INDEX
                                          -----------------------------------------------------------------------------------
Investment Management Fee...............         .40%          .40%          .55%            .60%          .55%          .35%
Other Expenses..........................         .03%          .03%          .01%            .02%          .02%          .02%
                                                  --            --            --              --            --            --
Total Series Fund Annual Expenses.......         .43%          .43%          .56%            .62%          .57%          .37%
                                                  --            --            --              --            --            --
                                                  --            --            --              --            --            --



                                                                                        SMALL
                                            EQUITY                    PRUDENTIAL    CAPITALIZATION                  NATURAL
                                            INCOME        EQUITY       JENNISON         STOCK         GLOBAL       RESOURCES
                                          -----------------------------------------------------------------------------------
Investment Management Fee...............         .40%          .45%          .60%            .40%          .75%          .45%
Other Expenses..........................         .01%          .01%          .04%            .10%          .10%          .09%
                                                  --            --            --              --            --            --
Total Series Fund Annual Expenses.......         .41%          .46%          .64%            .50%          .85%          .54%
                                                  --            --            --              --            --            --
                                                  --            --            --              --            --            --

The purpose of the foregoing tables is to assist Contract owners in understanding the expenses of the Pruco Life Flexible Premium Variable Annuity Account and The Prudential Series Fund, Inc. that they bear, directly or indirectly. See the sections on charges in this prospectus and the attached prospectus for the Series Fund. The above tables do not include any taxes attributable to purchase payments nor any premium taxes. Currently, there is no deduction for such taxes at the time purchase payments are made, but in some states, a deduction is made when an annuity is effected.

Except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 of your investment.

  -  The examples assume a consistent 5% annual return on invested assets;

  - The examples do not take into consideration any taxes attributable to purchase payments nor any premium taxes which may be payable at the time of annuitization or at the time of purchase payments;

For a term less than 10 years, the expenses shown in Table I describe applicable charges for the withdrawal of your entire Contract Fund or if you use your Contract Fund to effect an annuity assuming, in each case, that your Contract Fund is invested entirely in the designated portfolio. THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I


If you withdraw your entire Contract Fund just prior to the end of the applicable time period or if you use your Contract Fund to effect an annuity at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested. (Note: The 1, 3 and 5 Year columns reflect the imposition of the withdrawal charge; however, if you choose certain annuity options after the first year this charge will not be made. Where this is the case, the expenses shown in Table II below would be applicable. See WITHDRAWAL CHARGE, on page 12.)



                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                 --------   --------   --------   --------
Money Market Portfolio.........................................  $    82    $    93    $   114    $   215
Diversified Bond Portfolio.....................................  $    82    $    93    $   114    $   215
Conservative Balanced Portfolio................................  $    83    $    97    $   121    $   229
Flexible Managed Portfolio.....................................  $    84    $    98    $   124    $   235
High Yield Bond Portfolio......................................  $    83    $    97    $   121    $   230
Stock Index Portfolio..........................................  $    81    $    91    $   111    $   208
Equity Income Portfolio........................................  $    81    $    92    $   113    $   213
Equity Portfolio...............................................  $    82    $    93    $   116    $   218
Prudential Jennison Portfolio..................................  $    84    $    99    $   125    $   237
Small Capitalization Stock Portfolio...........................  $    82    $    95    $   118    $   222
Global Portfolio...............................................  $    86    $   105    $   135    $   258
Natural Resources Portfolio....................................  $    83    $    96    $   120    $   226


TABLE II

If you do not withdraw any portion of your Contract Fund as of the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested.


                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                 --------   --------   --------   --------
Money Market Portfolio.........................................  $    19    $    58    $    99    $   215
Diversified Bond Portfolio.....................................  $    19    $    58    $    99    $   215
Conservative Balanced Portfolio................................  $    20    $    62    $   106    $   229
Flexible Managed Portfolio.....................................  $    21    $    63    $   109    $   235
High Yield Bond Portfolio......................................  $    20    $    62    $   106    $   230
Stock Index Portfolio..........................................  $    18    $    56    $    96    $   208
Equity Income Portfolio........................................  $    18    $    57    $    98    $   213
Equity Portfolio...............................................  $    19    $    58    $   101    $   218
Prudential Jennison Portfolio..................................  $    21    $    64    $   110    $   237
Small Capitalization Stock Portfolio...........................  $    19    $    60    $   103    $   222
Global Portfolio...............................................  $    23    $    70    $   120    $   258
Natural Resources Portfolio....................................  $    20    $    61    $   105    $   226


Notice that in both of the above tables, the level of cumulative charges is identical for the 10 year column. This is because at that point there are no withdrawal charges taken by Pruco Life upon surrender or annuitization.


The required table of accumulation unit values, which sets out certain historical information about the value of interests in each subaccount, appears in the Appendix to this prospectus on page 23.

                     GENERAL INFORMATION ABOUT PRUCO LIFE,
                        THE PRUCO LIFE FLEXIBLE PREMIUM
                       VARIABLE ANNUITY ACCOUNT, AND THE
                     INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACT

PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.



Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential's policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.



Should Prudential convert to a stock company, the allocation of stock, cash or other benefits to policyholders and contractowners would be made in accordance with procedures set forth in the plan of demutualization. In recent demutualizations, policyholders and contractowners of the converting mutual insurer have been eligible to receive consideration while policyholders and contractowners of the insurer's stock subsidiaries have not. It has not yet been determined whether any exceptions to that general approach will be made with respect to policyholders and Contract owners of Prudential's subsidiaries, including Pruco Life.



As of December 31, 1997, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may from time to time make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements appear on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.


PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


The Pruco Life Flexible Premium Variable Annuity Account was established on June 16, 1995 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under federal securities laws. Pruco Life is the legal owner of the assets in the Account and is obligated to provide all benefits under the Contracts. Pruco Life will at all times maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets are segregated from all of Pruco Life's other assets and may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.



The Account is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. There are currently twelve subaccounts within the Account, each of which invests in corresponding portfolios of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A-1.

THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other subsidiary insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Pruco Life to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.


Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.


As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. The following table shows the investment management fee charged for each portfolio of the Series Fund available for investment by Contract owners.

                                                                         ANNUAL INVESTMENT
                                                                         MANAGEMENT FEE AS
                                                                      A PERCENTAGE OF AVERAGE
    PORTFOLIO                                                            DAILY NET ASSETS
    MONEY MARKET PORTFOLIO                                                     0.40%
    DIVERSIFIED BOND PORTFOLIO                                                 0.40%
    CONSERVATIVE BALANCED PORTFOLIO                                            0.55%
    FLEXIBLE MANAGED PORTFOLIO                                                 0.60%
    HIGH YIELD BOND PORTFOLIO                                                  0.55%
    STOCK INDEX PORTFOLIO                                                      0.35%
    EQUITY INCOME PORTFOLIO                                                    0.40%
    EQUITY PORTFOLIO                                                           0.45%
    PRUDENTIAL JENNISON PORTFOLIO                                              0.60%
    SMALL CAPITALIZATION STOCK PORTFOLIO                                       0.40%
    GLOBAL PORTFOLIO                                                           0.75%
    NATURAL RESOURCES PORTFOLIO                                                0.45%

It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN--INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO, AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

THE INTEREST-RATE INVESTMENT OPTIONS AND INVESTMENTS BY PRUCO LIFE

Purchase payments invested in the interest-rate investment options do not result in participation in the investment gains or losses of any designated portfolio of investments as is the case for payments invested in the variable investment options. The amounts invested in the interest-rate investment options are credited with interest at rates guaranteed by Pruco Life. All of Pruco Life's assets stand behind those guarantees.

Assets of Pruco Life must be invested in accordance with requirements established by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                    DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT


The minimum initial purchase payment is $10,000. Any purchase payments in excess of $2 million require prior approval of Pruco Life. The Contract may generally be issued on proposed annuitants below the age of 86. Contracts purchased in connection with Individual Retirement Annuity plans (IRAs) will generally be issued to annuitants below the age of 70. However, IRA Contracts may be issued up to age 80 provided that the Minimum Distribution Option or other appropriate Internal Revenue Service ("IRS") election is made. Before issuing any Contract, we require submission of certain information. Following our review of the information and approval of issuance, a Contract will be issued that sets forth precisely your rights and Pruco Life's obligations. You may thereafter make additional payments of $1,000 or more, but there is no obligation to do so.



The Contract date will be the date the initial purchase payment and required information in good order are received at the Prudential Annuity Service Center. The initial purchase payment is credited to the Contract Fund as of the Contract date. If the initial purchase payment that you submit is not accompanied by all the information we need to issue the Contract, we will contact you to get the needed information. If we cannot obtain all the needed information within five business days after receipt, we will either return your initial purchase payment or get your consent to retaining it until we have received all the necessary information. If the current underwriting requirements are not met and the issuance of the Contract is not approved, the purchase payment will promptly be returned. Pruco Life reserves the right to change these requirements on a non-discriminatory basis. Similarly, subsequent purchase payments will be credited to the Contract Fund on the date following the valuation period during which it was received in good order at the Prudential Annuity Service Center.


SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

You can cancel the Contract within 10 days after receiving it (or whatever greater period is required in your state). A refund may be requested by mailing or delivering the Contract to the representative who sold it or to the Prudential Annuity Service Center. You will receive whatever your Contract is worth as of the day we receive your request, plus or minus the market-value adjustment with respect to any values in the MVA option. This may be more or less than your original payments. Some states require that we return your payments, less any previous withdrawals. If this Contract was purchased as an IRA, and you exercise this cancellation right, the purchase payments or the total value of the Contract Fund (whichever is greater) will be refunded to you.

ALLOCATION OF PURCHASE PAYMENTS

You determine how the initial purchase payment will be allocated among the subaccounts and interest-rate investment options by specifying the desired allocation on the application form for the Contract. You may choose to allocate nothing to a particular subaccount or interest-rate option. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportions as the most recent purchase payment made (unless that was a purchase payment you directed us to allocate on a one time-only basis). Subsequent purchase payments are credited to the Contract Fund as of the end of the valuation period in which a proper request is received at the Prudential Annuity Service Center. You may change the way in which subsequent purchase payments are allocated by providing Pruco Life with proper written instruction or by telephoning the Prudential Annuity Service Center once you have provided the appropriate identification. See TRANSFERS, page 8.

CASH VALUE


The cash value of the Contract is the amount you will receive if you withdraw all of your Contract Fund. It is equal to the value of the Contract Fund plus or minus any applicable Market-Value Adjustment of all amounts in MVA option interest cells and minus any applicable administrative or withdrawal charge. A withdrawal will generally have federal income tax consequences, which could include tax penalties. You should consult with a tax adviser before making a withdrawal. See WITHDRAWALS, on page 9 and FEDERAL TAX STATUS, on page 13.


GUARANTEED INTEREST RATE PERIODS

Pruco Life determines the effective guaranteed annual interest rate ("guaranteed interest rate") that is available at any given time for the one year fixed-rate option and for the MVA option. This is the rate that the portion of the Contract Fund allocated to that option will earn throughout each interest rate period. The rates change frequently and you may learn what rate[s] are available from your Pruco Life representative. When you select an interest-rate investment option, your payment will be allocated to an interest rate cell and the interest rate will then not change until the cell's maturity date. Interest will be added to the amount in the cell daily at a rate that will provide the guaranteed effective yield over the period of one year. Although the guaranteed interest rates offered may change, the minimum guaranteed interest rate will never be less than an effective annual rate of 3%.

WHAT HAPPENS WHEN AN INTEREST CELL REACHES ITS MATURITY DATE?

On each maturity date, we will offer an election to transfer the amount maturing into either of the available interest-rate investment options or the subaccounts. A Market-Value Adjustment will not be made if this is done within the first 30 days after an interest cell within the MVA option matures. Any amount that you transfer into the same interest-rate investment option during the 30-day period will receive the appropriate rate for that option, effective as of the maturity date. Amounts that you withdraw or transfer into a variable investment option or into a different interest-rate investment option during the 30-day period will receive interest for the period between the maturity date and the date of withdrawal or transfer at the declared renewal rate for the matured cell (i.e. as if you had taken no action within the 30-day period) and will be effective on the date Pruco Life receives your request. If you do not make an election to transfer within the 30-day period following the maturity date, the amount maturing will ordinarily be transferred into a new interest cell of the same duration as the maturing cell at the prevailing interest rate. The transfer date will be the maturity date.

TRANSFERS


You may transfer out of an investment option into any combination of other investment options available under the Contract. The transfer request may be in dollars, such as a request to transfer $1,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. You may make transfers by proper written notice to the Prudential Annuity Service Center, or by telephone. Transfers will take effect as of the end of the valuation period in which a proper transfer request is received at the Prudential Annuity Service Center.


You will automatically be enrolled to use the Telephone Transfer System unless you elect not to have this privilege. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.


Transfers out of an interest cell in the fixed-rate option are permitted only during the 30-day period following its maturity date. Amounts transferred from a MVA Option interest cell may be subject to a Market-Value Adjustment if the transfer is not made in the 30-day period following the maturity date of the interest cell.



The Contract was not designed for professional market timing organizations or other organizations or individuals using programed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Funds and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

You may make up to 12 transfers a year without charge. Thereafter, Pruco Life will assess a charge of $25 for each subsequent transfer during that Contract year. See TRANSACTION CHARGE, page 12. Dollar Cost Averaging and Auto-Rebalancing are free transfers and do not count towards the 12 transfers per year that can be made without charge.

DOLLAR COST AVERAGING


Additionally, an administrative feature called Dollar Cost Averaging ("DCA") is available to Contract owners. This feature allows you to transfer amounts out of the fixed-rate option or one of the variable investment options (designated as the "DCA account") and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. If the DCA account balance drops below $250, the entire remaining balance of the account will be transferred on the next transfer date. A subsequent purchase payment allocated to a depleted DCA account will "reactivate" the account. You may ask that transfers be made monthly, quarterly, semi-annually or annually. You can add to the DCA account at any time. Initial transfers must be at least 3% of the DCA account. These amounts are subject to change at Pruco Life's discretion. Any transfers made pursuant to DCA are not counted in determining the number of transfers subject to the transfer charge.


Each automatic transfer will take effect as of the end of the valuation period in monthly, quarterly, semi-annual or annual intervals as designated by you based on the date the Dollar Cost Averaging account was established provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a transfer date, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until the amount in the DCA account has been transferred, or until you notify us of a change in allocation or cancellation of the feature.

AUTO-REBALANCING

This Contract offers another investment technique that you may find attractive. The Auto-Rebalancing feature allows you to automatically rebalance subaccount assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options A and B is split 40% and 60%, respectively. Then, due to investment results, that split changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as you choose. You may select that rebalancing occur on a monthly, quarterly, semi-annual or annual basis based on your Contract year. Rebalancing will take effect as of the end of the valuation period in the intervals you specify and will continue at those intervals until you notify us otherwise. If the New York Stock Exchange is not open on the rebalancing date, the transfer will take effect as of the end of the valuation period which immediately follows that date. Any transfers made pursuant to Auto-Rebalancing are not counted in determining the number of transfers subject to the transfer charge. The interest-rate investment options cannot participate in this administrative feature. In addition, you may not include the DCA account as one of the subaccounts to be rebalanced.

WITHDRAWALS


You may at any time before the annuity date make a withdrawal from the Contract Fund of all or part of the cash value of the Contract. However, Pruco Life's consent will be required for a partial withdrawal if the amount requested is less than $500. For federal income tax purposes, withdrawals from Contracts other than individual retirement annuities are considered to have been made first from investment income. See TAXES PAYABLE BY CONTRACT OWNERS, page 13.



You may specify from which investment options you would like the withdrawal processed. The withdrawal amount may be specified as a dollar amount or as a percentage of the Contract Fund. If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options. Within the interest-rate investment options, we will take the withdrawal first from the oldest eligible interest cell or cells. A Market-Value Adjustment may apply. See MARKET-VALUE ADJUSTMENT, page 10.



Only amounts withdrawn from purchase payments are subject to a withdrawal charge. For purposes of determining withdrawal charges, withdrawals are considered as having been made first from purchase payments. See WITHDRAWAL CHARGE, page 12. This differs from the treatment of withdrawals for federal income taxes, as described above, where generally withdrawals are considered to have been made first from investment income. The withdrawal will be effected as of the end of the valuation period in which a proper withdrawal request is received at the Prudential Annuity Service Center.


Pruco Life will generally pay the amount of any withdrawal, less any required tax withholding, within 7 days after we receive a properly completed withdrawal request. We will adjust the Contract Fund to reflect any applicable sales and/or administrative charge and Market-Value Adjustment. We may delay payment of any withdrawal allocable to the subaccount[s] for a longer period if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists. With respect to the amount of any withdrawal allocable to the interest-rate investment options, we expect to pay the withdrawal promptly upon request.

AUTOMATED WITHDRAWALS


Pruco Life also offers an Automated Withdrawal feature which enables you to receive periodic withdrawals either monthly, quarterly, semi-annually or annually. Withdrawals may be made from a designated investment option or proportionally from all investment options. Withdrawals may be expressed as a specified dollar amount or as a percentage of the Contract Fund. Market-value adjustments may apply, and withdrawal charges may apply if the withdrawals in any Contract year exceed the charge-free amount. The minimum automated withdrawal amount is $250.00. An automated withdrawal will generally have federal income tax consequences, which could include tax penalties. See TAXES PAYABLE BY CONTRACT OWNERS, page 13.


MARKET-VALUE ADJUSTMENT

An amount transferred or withdrawn from an MVA option before its maturity date will be subject to a Market-Value Adjustment.

The amount of the Market-Value Adjustment depends upon the difference between the guaranteed interest rate for the interest cell from which the withdrawal or transfer is being made and the interest rate being declared on the date of the withdrawal or transfer by Pruco Life for interest rate periods approximately equal to one year longer than the time remaining until the maturity date of the interest cell. Pruco Life may not always offer MVA options at all durations. Rates for intermediate durations not currently offered will be declared as often as rates for durations which are offered. Such declared rates will be determined in a manner consistent with the offered rates, but reflecting the different investment horizon of the intermediate duration. If you specify your withdrawal or transfer as a dollar amount, the Market-Value Adjustment may increase or decrease the amount remaining in the MVA option. If you request the withdrawal or transfer as a percentage of the Contract Fund, the Market-Value Adjustment may increase or decrease the amount being withdrawn or transferred. If the current declared rate is higher than the guaranteed rate, there will be a decrease. If the current declared rate is lower than the guaranteed rate, there will be an increase. The adjustment--whether up or down--will never be greater than 40% of each amount subject to the adjustment. For a more precise description of how the Market-Value Adjustment is determined, and an example of how it affects the amount remaining after a partial withdrawal, see MARKET-VALUE ADJUSTMENT FORMULA on page C-1. With respect to residents of Pennsylvania only, see page C-4. The Market-Value Adjustment Option is not available to residents of Maryland, Oregon and Washington.

DEATH BENEFIT


If the last surviving or sole annuitant dies prior to the annuity date, Pruco Life will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a death benefit to the beneficiary designated by the Contract owner. The death benefit will equal the greatest of: (1) the Contract Fund as of the date of due proof of death; (2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); and (3) the greatest of the Contract Fund values calculated on every third Contract anniversary reduced by all subsequent withdrawals and withdrawal charges. If the Contract owner dies, and is not the last surviving or sole annuitant, this death benefit is not applicable. For a discussion of the required distribution rules, See TAXES PAYABLE BY CONTRACT OWNERS, page 13.

The beneficiary may receive this amount in one sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type(s) of payout provisions then in effect.

If the annuitant was the sole owner of the Contract, the annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in one sum, then the spouse has the right to continue the Contract as annuitant and owner.

VALUATION OF A CONTRACT OWNER'S CONTRACT FUND

The value of your Contract Fund is the sum of your interests in the variable investment options and in the interest-rate investment options. The portion of the Contract Fund allocated to the Account is the sum of the interests in each subaccount. The values are measured in Units, for example, Money Market Units, Diversified Bond Units or Flexible Managed Units. Every purchase payment made by an owner is converted into Units of the subaccount or subaccounts selected by dividing the amount of the purchase payment by the Unit Value for the subaccount to which that amount has been allocated. The value of these Units changes each valuation period to reflect the investment results, expenses, and charges of the subaccount and the corresponding Series Fund portfolio. Further detail about Units is contained in the Statement of Additional Information.

There is, of course, no guarantee that your Contract Fund will increase or that it will not fall below the amount of your total purchase payments. However, Pruco Life guarantees a minimum interest rate of 3% a year on that portion of the Contract Fund allocated to the interest-rate investment options. Excess interest on payments allocated to the interest-rate investment options may be credited in addition to the guaranteed interest rate. A Market-Value Adjustment may apply to amounts held in the MVA option, which could reduce effective annual yields below the guaranteed interest rate levels.

                          CHARGES, FEES AND DEDUCTIONS

PREMIUM TAXES AND TAXES ATTRIBUTABLE TO PURCHASE PAYMENTS


A charge may be deducted for premium taxes and any taxes attributable to purchase payments. For these purposes, "premium taxes and taxes attributable to purchase payments" shall include any state or local premium taxes and any federal premium taxes and any federal, state or local income, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life. If Pruco Life pays a state or local tax at the time purchase payments are made, the deduction will be made at the time based on the applicable rate. Currently, no such deduction is made from purchase payments in any state. In some states, however, Pruco Life pays a premium tax when an annuity is effected. In those states, the tax will be deducted at that time. The tax rates currently in effect in those states that impose a tax range from 0.5% to 5%, and may also vary depending on whether the Contract is issued in connection with an IRA. Pruco Life also reserves the right to deduct from each purchase payment a charge for taxes measured by premiums. Currently, no such charge is being made in any state.


ADMINISTRATIVE CHARGE

There is an administrative charge to reimburse Pruco Life for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. This charge is deducted daily from the assets in each of the variable subaccounts and is equivalent to an effective annual rate of 0.15% (.00041065% daily). Although we do not do so now, we reserve the right to impose an additional charge of up to $25 annually and upon surrender on Contracts with less than $50,000 in the Contract Fund. This $25 charge would be apportioned over all investment options making up the Contract Fund as of the effective date of that deduction.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

A deduction is made daily from the assets of each of the variable investment options to reimburse Pruco Life for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. The charge is made daily at an annual rate of 1.25% (.00340349% daily) of the assets held in the subaccounts. This charge is not assessed against amounts allocated to the interest-rate investment options.

EXPENSES INCURRED BY THE SERIES FUND


The charges and expenses of the Series Fund are indirectly borne by the Contract owners. Investment management fees for the available Series Fund portfolios are briefly described under THE PRUDENTIAL SERIES FUND, INC. on page 6. Further details about management fees and other underlying fund expenses are provided in the fee table and in the attached prospectus for the Series Fund and its statement of additional information.


WITHDRAWAL CHARGE

A withdrawal charge may be made upon full or partial withdrawals. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

Withdrawals are deemed to be made first from purchase payments and then from earnings. A portion of the purchase payments to be withdrawn in any Contract year may be withdrawn without the imposition of any charge. That amount is referred to as the "charge-free amount". It is equal to 10% of the total of all purchase payments plus any charge-free amount still available from the immediately preceding Contract year, calculated as of the Contract anniversary. Subsequent purchase payments made during a Contract year increase the charge-free amount by 10% of the payment amount. An example of how the charge-free amount and the withdrawal charge are determined is given on page C-1 as part of the example of how the Market-Value Adjustment works. With respect to residents of Pennsylvania only see page C-4.

If your withdrawal of purchase payments exceeds the charge-free amount and it is made within the first seven Contract years, a percentage charge will be applied. The withdrawal charge is based on Contract date and not deposit date. The following table sets forth the rates that apply:

                                                              THE WITHDRAWAL CHARGE WILL BE EQUAL
        FOR WITHDRAWALS DURING THE CONTRACT                   TO THE FOLLOWING PERCENTAGE OF THE
                  YEAR INDICATED                                       AMOUNT WITHDRAWN*
  First Contract Year                                                         7%
  Second Contract Year                                                        6%
  Third Contract Year                                                         5%
  Fourth Contract Year                                                        4%
  Fifth Contract Year                                                         3%
  Sixth Contract Year                                                         2%
  Seventh Contract Year                                                       1%
  Eighth and Subsequent Contract Years                                     No Charge

 * SUBJECT TO CHARGE-FREE AMOUNT DESCRIBED ABOVE.


No withdrawal charge is made upon a withdrawal used to effect an annuity under the Life Annuity with 120 Payments Certain option. See PAYOUT PROVISIONS, page
17. Pruco Life may reduce or eliminate the amountof the withdrawal charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already has a relationship with Pruco Life or its affiliates.


Contracts issued to annuitants aged 84 or older are subject to a reduced withdrawal charge. The withdrawal charge will never be greater than permitted by applicable law or regulation.

TRANSACTION CHARGE

There is a charge of $25 for each transfer you make after the first 12 (excluding DCA and auto-rebalancing transfers) in a Contract year. The charge is taken pro-rata from the investment options from which the transfer is made. Any affected MVA option cells will not undergo a Market-Value Adjustment as a result of this processing.

CRITICAL CARE ACCESS

All or part of any withdrawal and annual administrative charges associated with a full or partial withdrawal,or any withdrawal charge due on the annuity date, will be waived following the receipt of due proof that the annuitant or (if applicable) co-annuitant has been confined to an eligible nursing home or hospital for a period of at least 3 months or a physician has certified that the annuitant or co-annuitant is terminally ill (i.e., has 6 months or less to live).

                               FEDERAL TAX STATUS

The following discussion is based on current law and interpretations which may change. The discussion is general in nature. It is not intended as tax advice. Nor does it consider any applicable state or other tax laws. A qualified tax adviser should be consulted for complete information and advice. The following rules do not generally apply to annuity contracts held by or for non-natural persons (e.g. corporations) or to contracts held under tax-favored retirement plans (other than an IRA rollover). Where a Contract is held by a non-natural person, unless the Contract owner is a nominee or agent for a natural person (or in other limited circumstances), the Contract will generally not be treated as an annuity for tax purposes, and increases in the value of the Contract will be subject to current tax.

DIVERSIFICATION

Section 817(h) of the Internal Revenue Code (the "Code") provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements. IRS regulations issued to date, however, do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or revenue rulings under Section 817(d) relating to the definition of a variable contract. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as an annuity for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.

TAXES PAYABLE BY CONTRACT OWNERS

Under current law, Pruco Life believes that the Contract will be treated as an annuity for Federal income tax purposes and that the issuing insurance company, Pruco Life, and not the Contract owner, will be treated as the owner of the underlying investments for the Contract. Accordingly, generally no tax should be payable by any Contract owner as a result of any increase in the value of the Contract until money is received by him or her. It is important, however, to consider how amounts that are received will be taxed.

The Code provides generally that amounts withdrawn by a Contract owner from his or her Contract, before annuity payments begin, will be treated for tax purposes as being first withdrawals of investment income, rather than withdrawals of purchase payments, until all investment income has been withdrawn.

To the extent assignment is authorized by the Contract, the assignment or pledge of (or agreement to assign or pledge) any portion of the value of the Contract for a loan will be treated as a withdrawal subject to these rules. Amounts withdrawn before annuity payments begin which represent a distribution of investment income will be taxable as ordinary income and may, under certain circumstances, be subject to a penalty tax. For non-qualified Contracts, amounts which represent a withdrawal of purchase payments will not be taxable as ordinary income or subject to a penalty tax. Moreover, all annuity contracts issued by the same company (and affiliates) to the same Contract owner during any calendar year shall be treated as one annuity contract for purposes of determining whether an amount is subject to tax under these rules.

Different tax rules apply to your receipt of annuity payments. For Contracts other than those used in connection with tax favored plans, a portion of each annuity payment you receive under a Contract will be treated as a partial return of your purchase payments and will not be taxable. The remaining portion of the annuity payment will be taxed as ordinary income. Exactly how an annuity payment is divided into taxable and non-taxable portions depends upon the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the annuitant.

Annuity payments which are received after the annuitant recovers the full amount of the purchase payments will be fully includible in income. Should annuity payments cease on account of the death of the annuitant before purchase payments have been fully recovered, the annuitant, on his or her last tax return, (or in certain cases the beneficiary) is allowed a deduction for the unrecovered amount.


The Code provides that any amount received under an annuity contract which is included in income may be subject to a penalty tax. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include withdrawals: (1) made on or after the Contract owner reaches age 59 1/2; (2) made on or after the death of the Contract owner; (3) attributable to the Contract owner becoming disabled within the meaning of Code section 72(m)(7); (4) in the form of level annuity payments made not less frequently than annually under a lifetime annuity; (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (defined by Code section 130(d)); or (7) under an immediate annuity contract (within the meaning of Code section 72(u)(4)).


If the 10% penalty tax does not apply to a withdrawal by reason of the exception for withdrawals in the form of a level annuity (clause (4) above), but the series of payments is modified (other than by reason of death or disability), either (a) before the end of the 5-year period beginning with the first payment and after the Contract owner reaches age 59 1/2, or (b) before the Contract owner attains age 59 1/2, the Contract owner's tax for the year of the modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral period.

Where a Contract is issued in exchange for a Contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Consult a tax advisor for information regarding these rules.

Election of the interest payment option is not considered an annuity payment for tax purposes. Accordingly, unless the Contract is held by an individual retirement annuity, such election will cause investment income under the Contract to be taxable.


Generally, the same tax rules apply to amounts received by the beneficiary as those set forth above with respect to the Contract owner. The election of an annuity payment option may defer taxes otherwise payable upon the receipt of a lump sum death benefit. Certain minimum distribution requirements apply in the case where the owner dies. See REQUIRED DISTRIBUTIONS ON DEATH OF OWNER, page 19.



Transfer of the Contract to a new owner or assignment of the Contract may have gift, estate and/or income tax consequences depending on the circumstances. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under section 2601 of the Code.



Certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the investment income in the Contract. This rule does not apply to certain transfers between spouses or incident to divorce. See OWNERSHIP OF THE CONTRACT, page 20.


WITHHOLDING

Generally, unless you elect to the contrary, the portion of any amounts you receive under your Contract that are attributable to investment income will be subject to withholding to meet federal income tax obligations. The rate of withholding on annuity payments made to you will be determined on the basis of the withholding certificate you may file with Pruco Life. If you do not file such a certificate, you will be treated, for purposes of determining your withholding rate, as a married person with three exemptions. The rate of withholding on all other payments made to you under your Contract, such as amounts you receive upon withdrawals, will be 10%. Thus, if you fail to elect that Pruco Life not do so, it will withhold from withdrawal by, or annuity payment to, you the appropriate percentage of the amount of the payment that constitutes investment income and hence is taxable. Pruco Life will provide you with forms and instructions concerning your right to elect that no amount be withheld from payments to you. If you elect not to have withholding made, you are liable for payment of federal income taxes on the taxable portion of the distribution. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply for nonresident aliens. Generally, there will be no withholding for taxes until you actually receive payments under your Contract.

IMPACT OF FEDERAL INCOME TAXES

In general, if you expect to accumulate savings over a relatively long period of time without making significant withdrawals, there should be tax advantages, regardless of your tax bracket, in purchasing a Contract rather than, for example, a mutual fund with a similar investment policy and approximately the same level of expected investment results. This is because little or no income taxes are incurred by you or by Pruco Life while you hold the Contract and it is generally advantageous to defer the payment of income taxes, so that the investment return is compounded without any deduction for income taxes. The advantage may be considerably greater if you decide to liquidate your investment in the form of monthly annuity payments after your retirement, and even more so if your income, and your tax rate, are lower at that time than they were during your working years.

CONTRACTS USED IN CONNECTION WITH TAX FAVORED PLANS

Currently, the Contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a) and 408(b) of the Code. At some time in the future, we may allow the Contract to be purchased in connection with other retirement arrangements which are entitled to favorable federal income tax treatment ("tax favored plans"). These include: simplified employee pension plans ("SEPs") under Section 408(k) of the Code, saving incentive match plans for employees-IRA ("SIMPLE-IRAs") under Section 408(p) of the Code, and tax deferred annuities ("TDAs") under Section 403(b) of the Code. Such plans, accounts and annuities must satisfy certain requirements of the Code in order to be entitled to the federal income tax benefits accorded to these plans. A discussion of these requirements is beyond the scope of this prospectus, and it is assumed that such requirements are met with respect to a Contract purchased for use in connection with a tax favored plan.

In general, assuming the requirements and limitations of the Code provisions applicable to the particular type of tax favored plan involved are satisfied, purchase payments (other than after-tax employee payments) under the Contract will be deductible (or not includible in income) up to certain amounts each year and federal income tax will not be imposed on the investment income and realized gains of the subaccounts in which the purchase payments have been invested until a distribution is received. Persons contemplating the purchase of a Contract in connection with a tax favored plan should consult their tax advisor before purchasing a Contract for such purposes.

The comments which follow concerning specific tax favored plans are intended merely to call attention to certain of their features. No attempt has been made to discuss in full the tax ramifications involved or to offer tax advice. As suggested above, a qualified tax advisor should be consulted for advice and answers to any questions.

IRAS

Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to an IRA (generally, $2,000), a Contract may be purchased as a Section 408(b) IRA only in connection with a "rollover" of the proceeds of a qualified plan, tax-deferred Section 403(b) annuity ("TDA") or IRA. The Code permits persons who are entitled to receive certain qualifying distributions from a qualified pension or profit-sharing plan described in Section 401(a) or 403(a), TDA, or an IRA, to directly rollover or make, within 60 days, a tax-free "rollover" of all or any part of the amount of such distribution to an IRA which they establish. Additionally, the spouse of a deceased employee may roll over to an IRA certain distributions received by the spouse from a qualified pension or profit-sharing plan, TDA or IRA on account of the employee's death. Once the Contract has been purchased, regular IRA contributions will be accepted to the extent permitted by law.


In order to qualify as an IRA under Section 408(b) of the Code, a Contract (or a rider made a part of the Contract) must contain certain additional provisions:
(1) the owner of the Contract must be the annuitant, except when a transfer is made to a former spouse in accordance with a divorce decree as provided in
Section 408(d)(6) of the Code; (2) the rights of the owner cannot be forfeitable; (3) the Contract may not be sold, assigned, discounted or pledged for any purpose to any person except Pruco Life; (4) except in the case of a "rollover" contribution, the annual premium may not exceed $2,000; (5) generally, for traditional IRAs, the annuity date may be no later than

April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; and (6) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued as Section 408(b) IRAs will conform to such requirements.


In general, the full amount distributed from a traditional IRA (and not properly rolled over to another IRA) is subject to federal income tax and to the withholding rules described above. A 10% early distribution penalty applies to distributions made before the Contract owner reaches age 59 1/2, subject to certain exceptions. If the owner borrows against the IRA or engages in certain prohibited transactions, the Contract ceases to qualify as an IRA and the full amount is deemed to be distributed. In addition, any amount pledged as security for a loan is deemed to be distributed. Payments generally must begin by April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and are subject to certain minimum distribution requirements.


SEPS

Under a SEP, annual employer contributions to an IRA established by an employee are not includible in income to the lesser of $30,000 or 15% of the employee's earned income (excluding the employer's contribution to the SEP). In addition, a SEP must satisfy certain minimum participation requirements and contributions may not discriminate in favor of highly compensated employees. Contracts issued as Section 408(b) IRAs established under a SEP must satisfy the requirements described above for a Section 408(b) IRA.


Certain SEP arrangements are permitted to allow employees to elect to reduce their salaries by as much as $10,000 (in 1998) and have their employer make contributions on their behalf to the SEP. These arrangements, called salary reduction SEPs, are available only if the employer maintaining the SEP has 25 or fewer employees and at least 50% of the eligible employees elect to make salary reduction contributions. Other limitations may reduce the permissible contribution level for highly compensated employees. New salary reduction SEPs may not be established after 1996.


In accordance with IRS regulations, persons who purchase a Contract used as an IRA, including one established under a SEP arrangement, are given disclosure material prepared by Pruco Life. The material includes this prospectus, a copy of the Contract, and a brochure containing information about eligibility, contribution limits, tax consequences, and other particulars concerning IRAs. The regulations require that such persons be given a free look after making an initial contribution in which to affirm or reverse their decision to participate. Therefore, within the free look a person may cancel his or her Contract by notifying Pruco Life in writing, and Pruco Life will refund all of the purchase payments under the Contract or, if greater, the amount credited under the Contract (less any bonus) computed as of the valuation period that Pruco Life receives the notice of cancellation. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 7.

SIMPLE-IRAS


Under a SIMPLE-IRA, an employee can elect to contribute up to $6,000 (in 1998, as indexed) per year to an IRA. Employer contributions are also provided as either a match (up to 3% of compensation) or 2% nonelective contribution. These contributions are not taxable until withdrawn, and are fully vested. Distributions are generally taxed under the rules applicable to IRAs. SIMPLE-IRAs are not subject to the general nondiscrimination rules and simplified reporting rules apply.


To qualify for a SIMPLE-IRA, the employer may employ no more than 100 employees (on a controlled group basis) who received at least $5,000 in compensation from the employer in the preceding year, and may not maintain any other employer-sponsored retirement plans to which contributions were made or benefits accrued.

TDAS


Section 403(b) of the Code permits employers and employees of Section 501(c)(3) tax-exempt organizations and public educational organizations to make, subject to certain limitations, contributions to an annuity in which the employee's rights are nonforfeitable (commonly referred to as a "tax deferred annuity" or "TDA"). The amounts contributed under a TDA and increments thereon are not taxable as income until distributed as annuity income or otherwise. Generally, contributions to a TDA may be made through a salary reduction arrangement up to a maximum of $10,000 (in 1998, as indexed). However, under certain special rules, the limit could be increased as much as $3,000. In addition, the Code permits certain total distributions from a TDA to be "rolled over" to another TDA or IRA. Certain partial distributions from a TDA may be "rolled over" to an IRA.

An annuity contract will not qualify as a TDA, unless under such contract distributions from salary reduction contributions and earnings thereon (other than distributions attributable to assets held as of December 31, 1988) may be paid only on account of attainment of age 59 1/2, severance of employment, death, total and permanent disability and, in limited circumstances, hardship. (Such hardship withdrawals are permitted, however, only to the extent of salary reduction contributions and not earnings thereon.)

The Section 403(b)(11) withdrawal restrictions referred to above do not apply to the transfer of all or part of a Contract owner's interest in his or her Contract among the available investment options offered by Pruco Life or to the direct transfer of all or part of the Contract owner's interest in the Contract to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7) of the Code.

In imposing the restrictions on withdrawals as described above, Pruco Life is relying upon a no-action letter dated November 28, 1988 from the Chief of the Office of Insurance Products and Legal Compliance of the SEC to the American Council of Life Insurance.

Employer contributions are subject generally to the same coverage, minimum participation and nondiscrimination rules applicable to qualified pension and profit-sharing plans. Distributions from a TDA generally must commence by April 1 of the calendar year following the later of the calendar year in which the employee: (1) attains age 70 1/2; or (2) retires. Distributions must satisfy minimum distribution requirements similar to those that apply to qualified plans generally.

MINIMUM DISTRIBUTION OPTION


A Minimum Distribution Option is available under traditional IRAs and certain other tax favored plans. This option enables the owner to satisfy IRS minimum distribution requirements without having to annuitize or cash surrender the Contract. Distributions from certain tax favored plans generally must begin by April 1 of the calendar year following the later of the calendar year in which the employee: (1) attains age 70 1/2; or (2) retires (part 2 is not applicable to traditional IRAs). The owner can select either a "calculation" or "recalculation" method to determine the minimum distribution payout. Pruco Life will send the owner a check for the minimum distribution amount less any partial withdrawals made during the year. Pruco Life's calculations are based on the cash value of this Contract, the calculation method chosen and the owner's age as specified on the application. Other calculation methods may be available for an owner/spouse combination. If the owner has other IRA accounts, he or she will be responsible for taking the minimum distribution from each.


TAXES ON PRUCO LIFE

The earnings of the Account are taxed as part of the operations of Pruco Life. No charge is being made currently against the Account for company federal income taxes (excluding any charge for taxes attributable to premiums). Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contract or the Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

                               PAYOUT PROVISIONS

The Contract can be annuitized any time after the first Contract year. Upon the annuity date, the cash value of the Contract will be converted into a fixed-dollar annuity payable to the annuitant[s] named in the Contract. If two annuitants are named in the Contract, you may decide how much of the amount is to be applied for each annuitant and under which form[s] of annuity. If the Contract is not large enough to produce an initial monthly payment of $50 (which may be less in some states), you will be paid the cash value in a single sum.

When you choose to annuitize, all amounts held in the investment options will be withdrawn. An amount equal to the premium tax, if any, imposed by the state in which the annuitant resides is then deducted (unless deducted earlier). Many states do not impose a premium tax. In other states the tax ranges from 0% to 5% of the amount applied to effect an annuity. See PREMIUM TAXES, page 11. Some local jurisdictions also impose a tax. The amount remaining is applied to effect an annuity. This amount becomes part of Pruco Life's general account.


The amount of the monthly payments will depend upon the amount applied and the table of rates set forth in the Contract which we guarantee will be used even if longevity has significantly improved since the Contract date. If Pruco Life is offering more favorable rates at that time, then those rates will be used.

The annuity will be in one of the forms listed below. All the annuity options under this Contract are fixed annuity options. Your participation in the variable investment options ceases when the annuity is effected. Unless we consent to a later date, an annuity must begin no later than the Contract anniversary coinciding with or next following the annuitant's 90th birthday (or the younger annuitant's if there are two annuitants named in the Contract). We will then make payments to the annuitant on the first day of each period determined by the form of annuity selected. Unless applicable law states otherwise, if you have not selected an annuity option to take effect by the annuity date, the Interest Payment Option (see below) will become effective then. Special rules apply in the case of a Contract issued in connection with an IRA.

1.  ANNUITY PAYMENTS FOR A FIXED PERIOD

Payments will be made to the annuitant during his or her lifetime for up to 25 years. Payments may be in monthly, quarterly, semi-annual, or annual installments. If the annuitant dies during the annuity certain period, unless you designate otherwise, the beneficiary will receive a lump sum payment. The amount of the lump sum payment is determined by discounting each remaining unpaid payment at the interest rate used to compute the actual payments. If the payments were based on the table of rates set forth in the Contract, the interest rate used is 3 1/2% a year.

2.  LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary designated by the annuitant unless he or she so selects. Instead, the present value of the remaining unpaid installments, up to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the present value of the unpaid future payments, we will discount each such payment at the interest rate used to compute the amount of the actual 120 payments. If the payments were based on the table of rates set forth in the Contract, an interest rate of 3 1/2% a year is used. Once annuity payments have begun, an annuitant may withdraw the present value of any of the 120 payments certain that have not been paid. No surrender charge is applicable under this option.

3.  INTEREST PAYMENT OPTION

The annuitant may choose to have Pruco Life hold a designated amount to accumulate at interest. Unless applicable law states otherwise, if no option has been selected by the annuity date, this option will automatically become effective. Pruco Life will pay interest at an effective rate of at least 3% a year, and we may pay a higher rate of interest.

Special provisions may apply if the Contract is issued in connection with an IRA.

4.  OTHER ANNUITY OPTIONS

Currently, you may choose to receive the proceeds of your Contract Fund in the form of payments like those of any annuity or life annuity then regularly offered by Prudential or by Pruco Life that (1) is based on United States currency; (2) is bought by a single sum; (3) does not provide for dividends; and
(4) does not normally provide for deferral of the first payment. Prudential and Pruco Life currently offer a number of different annuity options, including joint and survivor annuities covering more than one person.


Under Option 4, unless a fixed period annuity of less than 10 years is selected, Pruco Life will waive withdrawal charges that might be applicable under other annuity options. Further, if you select Option 1 or 2 without a right of withdrawal, Pruco Life will effect that option under Option 4 if doing so provides greater monthly payments.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT ANNUITY PURCHASE RATES

Although the Contract generally provides for sex-distinct annuity purchase rates for life annuities, those rates are not applicable to Contracts offered in states that have adopted regulations prohibiting sex-distinct annuity purchase rates. Rather, blended unisex annuity purchase rates for life annuities will be provided under all Contracts issued in those states, whether the annuitant is male or female. Other things being equal, such unisex annuity purchase rates will result in the same monthly annuity payments for male and female annuitants.

                               OTHER INFORMATION

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if the Contract owner dies before the annuity date, the entire value of the Contract must generally be distributed within 5 years of the date of death. Special rules may apply to the spouse of the deceased owner. The rules regarding required distributions after the Contract owner's death are described in the Statement of Additional Information.

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, we will change each benefit and the amount of each annuity payment to that which the total purchase payment amounts would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential which was organized in 1971 under New Jersey law, acts as the principal underwriter of the Contract. Pruco Life expects that during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The principal business address of both Prusec and PIMS is 751 Broad Street, Newark, New Jersey 07102-3777.



The Contract is currently sold by registered representatives of the principal underwriter and may also be sold through other broker-dealers authorized by the principal underwriter, including broker-dealers otherwise unaffiliated with Prudential. Registered representatives of such other unaffiliated broker-dealers may be paid on a different basis than registered representatives of the principal underwriter or broker-dealers affiliated with Prudential. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. In addition, trail commissions based on the size of the contract Fund may be paid.


VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account are invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at any Series Fund shareholders meetings. However, as required by law, Pruco Life votes the shares of the Series Fund at any regular and special shareholders meetings in accordance with voting instructions received from Contract owners. The Series Fund does not hold annual shareholders meetings when not required to do so under Maryland law or the 1940 Act. Fund shares for which no timely instructions from Contract owners are received, and any shares owned directly or indirectly by Pruco Life are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which you may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to your selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to your selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of Series Fund shares for which you may give instructions is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Pruco Life instructions is determined as of the record date chosen by the Board of Directors of the Series Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report to Contract owners.

SUBSTITUTION OF SERIES FUND SHARES

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, we may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. You will be notified of such substitution.

OWNERSHIP OF THE CONTRACT

The Contract owner is entitled to exercise all the rights under the Contract. The Contract owner is usually, but not always, the annuitant. Ownership of the Contract may, however, be transferred to another person who need not be the person who is to receive annuity payments. Transfer of the ownership of a Contract may involve federal income tax consequences, or may be prohibited under certain Contracts, and you should consult with a qualified tax adviser before attempting any such transfer. Generally, ownership of the Contract is not assignable to a tax-qualified retirement plan or program without Pruco Life's consent.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear in advertising and reports to current and prospective Contract owners. Performance information is based on historical investment experience of the Series Fund, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a specified seven-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to: comparisons to market indices; comparisons to other investments; performance rankings; personalized illustrations of historical performance; and data presented by analysts or included in publications.

See PERFORMANCE INFORMATION in the Statement of Additional Information for recent performance information.

REPORTS TO CONTRACT OWNERS

You will be sent quarterly statements that provide certain information pertinent to your Contract. These statements provide Contract data that apply only to each particular Contract, including Contract values and transactions during the period. You may request current Contract information at any time, however, we may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also be sent annual and semi-annual reports for the Series Fund.

If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual and semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus.

STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The financial statements included in this prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.



The financial statements included in this prospectus for the year ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.



On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Pruco Life. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.


LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

YEAR 2000 COMPLIANCE



The services provided to the Contract owners by Pruco Life, Prusec and PIMS depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.



Prudential, as Pruco Life, Prusec's and PIMS's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.



The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Pruco Life's, Prusec's and PIM's abilities to meet their commitments to contract owners.



Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.


STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information include:

OTHER INFORMATION CONCERNING THE ACCOUNT

  PRINCIPAL UNDERWRITER
  DETERMINATION OF SUBACCOUNT UNIT VALUES
  IRS REQUIRED DISTRIBUTIONS ON DEATH OF OWNER
  PERFORMANCE INFORMATION
  COMPARATIVE PERFORMANCE INFORMATION

ADDITIONAL INFORMATION

A registration statement has been filed with the SEC, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information, including statutory statements filed with the state insurance departments, may also be obtained from Pruco Life's office. The address and telephone number of Pruco Life are set forth on the cover of this prospectus.

FINANCIAL STATEMENTS

The consolidated financial statements of Pruco Life and subsidiaries should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                                                                        APPENDIX

                            ACCUMULATION UNIT VALUES
          THE DISCOVERY PREFERRED VARIABLE ANNUITY SUBACCOUNTS OF THE
                   FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  -------------------------------------------  -------------------------------------------
                                                  PRUDENTIAL                                   PRUDENTIAL
                                                 MONEY MARKET                               DIVERSIFIED BOND
                                                   PORTFOLIO                                    PORTFOLIO
                                  -------------------------------------------  -------------------------------------------
                                     1/1/97         1/1/96        11/21/95*       1/1/97         1/1/96        11/21/95*
                                       TO             TO             TO             TO             TO             TO
                                    12/31/97       12/31/96       12/31/95       12/31/97       12/31/96       12/31/95
                                  -------------  -------------  -------------  -------------  -------------  -------------

  1. Accumulation unit value at
    beginning of period.........
                                  $     1.04505  $     1.00632  $     1.00015  $     1.06033  $     1.02919  $     0.99877
  2. Accumulation unit value at
    end of period...............
                                  $     1.08688  $     1.04505  $     1.00632  $     1.13525  $     1.06033  $     1.02919
  3. Number of accumulation
    units outstanding at end of
    period......................
                                  15,611,316.006 18,724,231.329   143,501.519  23,100,623.341 16,579,588.790     8,846.456

                                     -------------------------------------------

                                                     PRUDENTIAL
                                                   HIGH YIELD BOND
                                                      PORTFOLIO
                                     -------------------------------------------
                                        1/1/97         1/1/96        11/21/95*
                                          TO             TO             TO
                                       12/31/97       12/31/96       12/31/95
                                     -------------  -------------  -------------
  1. Accumulation unit value at
    beginning of period.........
                                     $     1.12263  $     1.02123  $    0.99953
  2. Accumulation unit value at
    end of period...............
                                     $     1.25972  $     1.12263  $    1.02123
  3. Number of accumulation
    units outstanding at end of
    period......................
                                     20,140,820.165 12,180,746.727    9,000.202


                                                                               -------------------------------------------
                                  -------------------------------------------
                                                  PRUDENTIAL                                   PRUDENTIAL
                                             CONSERVATIVE BALANCED                             STOCK INDEX
                                                   PORTFOLIO                                    PORTFOLIO
                                  -------------------------------------------  -------------------------------------------
                                     1/1/97         1/1/96        11/21/95*                      1/1/97         1/1/96
                                       TO             TO             TO                            TO             TO
                                    12/31/97       12/31/96       12/31/95                      12/31/97       12/31/96
                                  -------------  -------------  -------------                 -------------  -------------

  1. Accumulation unit value at
    beginning of period.........
                                  $     1.14380  $     1.02903  $     1.00076                 $     1.13652  $     1.00077
  2. Accumulation unit value at
    end of period...............
                                  $     1.27970  $     1.14380  $     1.02903                 $     1.48876  $     1.13652
  3. Number of accumulation
    units outstanding at end of
    period......................
                                  100,006,482.765 64,865,522.269    88,446.877                32,430,921.902 12,874,426.991


                                     -------------------------------------------

                                                     PRUDENTIAL
                                                    EQUITY INCOME
                                                      PORTFOLIO
                                     -------------------------------------------
                                        1/1/97         1/1/96        11/21/95*
                                          TO             TO             TO
                                       12/31/97       12/31/96       12/31/95
                                     -------------  -------------  -------------
  1. Accumulation unit value at
    beginning of period.........
                                     $     1.23339  $     1.02662  $    1.00221
  2. Accumulation unit value at
    end of period...............
                                     $     1.66167  $     1.23339  $    1.02662
  3. Number of accumulation
    units outstanding at end of
    period......................
                                     33,449,894.551 19,788,860.548   64,057.253


                                  -------------------------------------------  -------------------------------------------
                                                  PRUDENTIAL                                   PRUDENTIAL
                                                    EQUITY                                      JENNISON
                                                   PORTFOLIO                                    PORTFOLIO
                                  -------------------------------------------  -------------------------------------------
                                     1/1/97         1/1/96        11/21/95*       1/1/97         1/1/96        11/21/95*
                                       TO             TO             TO             TO             TO             TO
                                    12/31/97       12/31/96       12/31/95       12/31/97       12/31/96       12/31/95
                                  -------------  -------------  -------------  -------------  -------------  -------------

  1. Accumulation unit value at
    beginning of period.........
                                  $     1.20807  $     1.03280  $     1.00189  $     1.13943  $     1.00919  $     0.99092
  2. Accumulation unit value at
    end of period...............
                                  $     1.48518  $     1.20807  $     1.03280  $     1.48006  $     1.13943  $     1.00919
  3. Number of accumulation
    units outstanding at end of
    period......................
                                  85,666,590.098 57,622,650.499   246,072.311  32,664,271.245 23,134,855.147    70,476.153

                                     -------------------------------------------

                                                     PRUDENTIAL
                                                  FLEXIBLE MANAGED
                                                      PORTFOLIO
                                     -------------------------------------------
                                        1/1/97         1/1/96        11/21/95*
                                          TO             TO             TO
                                       12/31/97       12/31/96       12/31/95
                                     -------------  -------------  -------------
  1. Accumulation unit value at
    beginning of period.........
                                     $     1.15341  $     1.02847  $    1.00144
  2. Accumulation unit value at
    end of period...............
                                     $     1.34172  $     1.15341  $    1.02847
  3. Number of accumulation
    units outstanding at end of
    period......................
                                     58,333,424.223 36,321,618.068   85,757.949


                                  -------------------------------------------  -------------------------------------------
                                                  PRUDENTIAL                                   PRUDENTIAL
                                             SMALL CAPITALIZATION                                GLOBAL
                                                STOCK PORTFOLIO                                 PORTFOLIO
                                  -------------------------------------------  -------------------------------------------
                                     1/1/97         1/1/96        11/21/95*       1/1/97         1/1/96        11/21/95*
                                       TO             TO             TO             TO             TO             TO
                                    12/31/97       12/31/96       12/31/95       12/31/97       12/31/96       12/31/95
                                  -------------  -------------  -------------  -------------  -------------  -------------

  1. Accumulation unit value at
    beginning of period.........
                                  $     1.22662  $     1.03778  $     0.99701  $     1.19505  $     1.01165  $     1.00094
  2. Accumulation unit value at
    end of period...............
                                  $     1.51412  $     1.22662  $     1.03778  $     1.26079  $     1.19505  $     1.01165
  3. Number of accumulation
    units outstanding at end of
    period......................
                                  17,448,278.819 10,592,779.335    72,074.222  14,368,133.962 10,486,229.266    19,338.842

                                     -------------------------------------------

                                                     PRUDENTIAL
                                                  NATURAL RESOURCES
                                                      PORTFOLIO
                                     -------------------------------------------
                                        1/1/97         1/1/96        11/21/95*
                                          TO             TO             TO
                                       12/31/97       12/31/96       12/31/95
                                     -------------  -------------  -------------
  1. Accumulation unit value at
    beginning of period.........
                                     $     1.37239  $     1.06254  $    1.00032
  2. Accumulation unit value at
    end of period...............
                                     $     1.19655  $     1.37239  $    1.06254
  3. Number of accumulation
    units outstanding at end of
    period......................
                                     7,969,661.019  4,717,583.475         0.000


* Commencement of Business

                            SELECTED FINANCIAL DATA

The following selected financial data for Pruco Life Insurance Company and Subsidiaries should be read in conjunction with the CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES and notes thereto included in this prospectus beginning on page B-1.



                                                      PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               (IN THOUSANDS)                      STATUTORY
                                                                 GAAP BASIS                          BASIS
                                             ---------------------------------------------------  -----------
                                                 1997         1996         1995         1994         1993
                                             ------------  -----------  -----------  -----------  -----------
Revenues:
  Premiums and other revenue...............  $    424,563  $   408,154  $   401,287  $   303,627  $   591,660
  Net investment income....................       259,634      247,328      246,618      241,132      260,939
                                             ----------------------------------------------------------------
Total revenues.............................       684,197      655,482      647,905      544,759      852,599

Benefits and expenses:
  Current and future benefits and claims...       290,234      305,119      280,913      235,660      534,354
  Other expenses...........................       225,721      122,006      134,790      179,173      157,557
                                             ----------------------------------------------------------------
Total benefits and expenses................       515,955      427,125      415,703      414,833      691,911
                                             ----------------------------------------------------------------
Income before income tax provision.........       168,242      228,357      232,202      129,926      160,688
Income tax provision.......................        61,868       79,135       79,558       48,031       83,640
                                             ----------------------------------------------------------------
Net income.................................  $    106,374  $   149,222  $   152,644  $    81,895  $    77,048
                                             ----------------------------------------------------------------
                                             ----------------------------------------------------------------
Assets.....................................  $ 12,851,467  $ 9,710,366  $ 8,471,638  $ 7,713,183  $ 7,172,104
                                             ----------------------------------------------------------------
                                             ----------------------------------------------------------------



In 1996, the Company retroactively adopted, as of January 1, 1995, applicable accounting pronouncements to present its financial statements in conformity with generally accepted accounting principles ("GAAP"). Refer to footnote 1.B. of the Consolidated Financial Statements.

   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
                                   OPERATIONS



The Company markets individual life insurance, variable life insurance, variable annuities, and deferred annuities primarily through Prudential's sales force in the United States, and in Taiwan.



The Company markets its products in the life insurance and annuity sectors of the insurance industry. These markets are faced with an increased tightening of the regulatory environment with particular emphasis placed on company solvency and sales practices. The legal barriers which have historically segregated the markets of the financial services industry are being challenged through both legislative and judicial process. Regulatory changes which opened the insurance industry to other financial institutions, particularly banks and mutual funds, heightened competition in investment type products since those institutions were positioned to deliver the same products through large, stable distribution channels.



The Company held $12.8 billion in assets at December 31, 1997 compared to $9.7 billion at December 31, 1996, of which $8.0 billion and $5.3 billion were held in Separate Accounts in 1997 and 1996, respectively, under variable life insurance policies and variable annuity contracts. The remaining assets were held in the general account for investment primarily in bonds, short-term investments and policy loans.



1.  RESULTS OF OPERATIONS



Net income for the year ended December 31, 1997 amounted to $106.4 million, a decrease of $42.8 million or 28.7% compared to the $149.2 million earned in the year ended December 31, 1996. Net income for the year ended December 31, 1995 amounted to $152.6 million.



(a)  1997 VERSUS 1996



Total insurance revenues, consisting of premiums and policy charges and fee income increased $3.3 million for the year ended December 31, 1997 to $379.8 million from $376.5 million for the year ended December 31, 1996. This increase in insurance revenues consists of an increase of $5.3 million in policy charges and fee income offset by a decrease in premiums of $2.0 million. These fluctuations are due to an increased emphasis in the domestic market place on investments in retirement type products, rather than in life insurance protection products. This was partially offset by an increase in premiums for traditional insurance products generated from our Taiwan branch, which has continued its growth throughout 1997.



The Company's consolidated net investment income increased $12.3 million for the year ended December 31, 1997 to $259.6 from $247.3 million for the year ended December 31, 1996. Increase in cash flows from insurance operations and average assets as well as the asset allocation strategies, produced favorable investment results in 1997. Fixed maturity income increased in 1997 due to higher investment returns as a result of a shift to higher yielding securities. Income from short term investments increased because of higher fixed maturity assets available to lend to third parties as part of the Company's securities lending program. Offsetting these increases was a decline in income on the mortgage loan portfolio, a result of declining asset base due to loan prepayments and repayments exceeding origination levels.



Other income increased $13.0 million for the year ended December 31, 1997 to $33.8 million from $20.8 million for the year ended December 31, 1996. This increase is due to an increase in advisory fees attributable to the Discovery Preferred and Discovery Select Separate Account products.



Policyholders' benefits decreased $7.5 million for the year ended December 31, 1997 to $179.4 million from $186.9 million for the year ended December 31, 1996. This decrease is attributable to better mortality experience associated with the Company's products.



Interest credited to policyholders' account balances decreased by $7.4 million for the year ended December 31, 1997 to $110.8 million from $118.2 million for the year ended December 31, 1996. This decrease is primarily attributable to a decrease in interest crediting rates, partially offset by increased fund values due to new sales of Separate Account products.



Other operating costs and expenses increased $103.7 million for the year ended December 31, 1997 to $225.7 million compared to $122.0 million for the year ended December 31, 1996. The increase reflects factors including the refinement of estimated gross profit margins used to amortize deferred policy acquisition costs (DAC). Favorable mortality experience and reduction in cost of insurance charges contributed to a change in net amortization. Favorable sales in 1997 were a partial offset. Also, increased operating costs resulted from higher sales activity of Discovery Select and Discovery Preferred annuity products, and technological advancements made in annuity processing, customer service, and product development.



INVESTMENT RESULTS



    The Company's investment portfolio supports its insurance and annuity liabilities and other obligations to customers for which it assumes investment related risks. The portfolio was comprised of total investments amounting to $3.9 billion at December 31, 1997, versus $3.5 billion at December 31, 1996. A diversified portfolio of publicly traded bonds, private placement securities, commercial mortgages and equities is managed under strategies intended to maintain optimal asset mix consistent with current and anticipated cash flow requirements of the related obligations. The risk tolerance reflects the Company's aggregate capital position, exposure to business risk, liquidity, and rating agency considerations.



The asset management strategy for the portfolio is set in accordance with an investment policy statement developed and coordinated within The Prudential by the Portfolio Management Group and agreed to by senior management and approved by the Board of Directors. In managing the investment portfolio, the long term objective is to generate favorable investment results through asset/liability management, strategic and tactical asset allocation and asset manager selection based on performance. Asset mix strategies are developed with criteria intended to match asset structure to product liabilities considering the underlying income and return characteristics of investment alternatives, seeking to closely approximate the interest rate sensitivity of the asset portfolio with the estimated interest rate sensitivity of the product liabilities. Other objectives include maintenance of broad diversification across asset classes, issuers and sectors; effective utilization of capital while maintaining liquidity funds believed to be adequate to satisfy cash flow requirements; and achievement of competitive performance. The major categories of invested assets, quality across the portfolio, recent activities to reduce risk and more carefully manage the portfolio are discussed below.



FIXED MATURITIES



    The fixed maturity portfolio is diversified across maturities, sectors and issuers. The Company has classified all publicly traded securities and approximately 50% of privately traded securities as "available for sale" and the remainder of the privately placed fixed maturities as "held to maturity". "Available for sale" securities are carried in the Consolidated Statements of Financial Position at fair value, with unrealized gains and losses (after certain related adjustments) recognized by credits and charges to equity capital. Securities "held to maturity" are carried at amortized cost, and unrealized gains or losses on these securities are not recognized in the financial statements.



At December 31, 1997, the net unrealized capital gains on the "available for sale" fixed maturity portfolio totaled $37 million compared to $27 million at December 31, 1996. The increase in the net unrealized gain position is primarily attributable to declining interest rates. The following table details the amortized cost and estimated fair value of the fixed maturity portfolio as of December 31:



                                                            1997                                       1996
                                          -----------------------------------------  -----------------------------------------
                                           AMORTIZED    ESTIMATED   NET UNREALIZED    AMORTIZED    ESTIMATED   NET UNREALIZED
                                             COST      FAIR VALUE        GAINS          COST      FAIR VALUE        GAINS
                                          -----------  -----------  ---------------  -----------  -----------  ---------------
                                                                             (IN MILLIONS)
FIXED MATURITIES--AVAILABLE FOR SALE
Publicly traded.........................   $   2,158    $   2,188      $      30      $   1,955    $   1,977      $      22
Privately traded........................         369          376              7            255          260              5
                                          -----------  -----------           ---     -----------  -----------           ---
Total Fixed maturities--available for
  sale..................................   $   2,527    $   2,564      $      37      $   2,210    $   2,237      $      27
                                          -----------  -----------           ---     -----------  -----------           ---
FIXED MATURITIES--HELD TO MATURITY
Privately traded........................         339          350             11            406          416             10
                                          -----------  -----------           ---     -----------  -----------           ---
Total...................................   $   2,866    $   2,914      $      48      $   2,616    $   2,653      $      37
                                          -----------  -----------           ---     -----------  -----------           ---
                                          -----------  -----------           ---     -----------  -----------           ---

At December 31, 1997, the Company's holdings of private placement fixed maturities had an estimated fair value totaling $726.1 million and constituted 25% of total carrying value of fixed maturities. These investments generally offer higher yields than comparable quality public market securities, increase the diversification of the portfolio, and contain more restrictive covenants than public securities. In particular, private placement securities offer greater call protection, a key feature for assets backing longer term guaranteed products.



The private placement fixed maturity portfolio decreased more than $49 million from year ended December 31, 1996, primarily as a result of prepayment and sales activity relative to 1997 origination levels.



The public fixed maturity portfolio increased from $2.0 billion at December 31, 1996 to $2.2 billion at December 31, 1997. Investment grade fixed maturities comprised approximately 94% and 93% of total publicly traded fixed maturities at December 31, 1997 and 1996, respectively.



The Company reviews all fixed maturities quarterly and identifies potential problem assets which require additional monitoring. These assets, while not currently impaired, are believed to present default risk associated with future debt service obligations and are therefore managed more actively.



MORTGAGE LOANS



    As of December 31, 1997, the Company's mortgage loan portfolio totaled $22.8 million, a decrease of $24.1 million from $46.9 million as of December 31, 1996. The portfolio is comprised of commercial mortgage loans. The overall decline in the portfolio was a result of maturities, sales and repayments.



The Company monitors the mortgage loan portfolio quarterly and through that process identifies loans which require additional monitoring. Loans with estimated collateral value less than the outstanding loan balances, loans demonstrating characteristics indicative of higher than normal credit risks, are reviewed by management. The underlying collateral values are based upon discounted property cash flow projections or external appraisals.



(b)  1996 VERSUS 1995



Premiums increased by $9.4 million in 1996 from $42.1 million in 1995 to $51.5 million for the same period in 1996. This change is primarily due to increased sales of $6.2 million related to traditional life insurance products in our Taiwan branch which continued to expand its business throughout 1996.



Policy charges and fee income increased approximately $5.9 million during the current year as compared to 1995. This is primarily attributable to the increased sales of new variable annuity products and fees earned on policyholder withdrawal and surrender activity.



Other income decreased $6.2 million for the year ended December 31, 1996 from the year ended December 31, 1995. This decrease is due to a reduction in separate account net gains.



Policyholders' benefits increased $32.9 million during the current year to $186.9 million. Approximately $10 million of this increase is attributable to the mortality costs associated with the Company's products. The additional $22 million results from the increase in reserves associated with new and existing contracts at December 31, 1996.



Interest credited to policyholders' account balances decreased by $8.7 million. This decrease is primarily attributable to the decrease in policyholders' account balances due to the Company experiencing increased policyholder withdrawals and slightly lower interest rates.



Other operating expenses decreased $12.8 million for the year ended December 31, 1996 compared to the same period for 1995. This is attributable to a decrease in the amortization of deferred policy acquisition costs and a company wide initiative to reduce expenses.



2.  LIQUIDITY AND CAPITAL RESOURCES



The Company's liquidity requirements include the payment of sales commissions and other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts it has in-force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding all its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments, consistent with prior years. As of December 31, 1997, the Company's assets included $2.4 billion of cash, short-term investments and investment grade publicly traded fixed maturity securities that could be liquidated if funds were required.



In order to continue to market life insurance and annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. Statutory accounting practices differ from generally accepted accounting principles ("GAAP") in two major respects. First, under statutory accounting practices, the acquisition costs of new business are charged to expense, while under GAAP they are amortized over a period of time. Second, under statutory accounting practices, the required additions to statutory reserves for new business in some cases may initially exceed the statutory revenues attributable to such business. These practices result in a reduction of statutory income and surplus at the time of recording new business.



Insurance companies are subject to Risk-Based Capital (RBC) guidelines, monitored by insurance regulatory authorities, that measure the ratio of the Company's statutory equity with certain adjustments ("Adjusted Capital") to its required capital, based on the risk characteristics of its insurance liabilities and investments. Required capital is determined by statutory formulae that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risks, and general business risks. The RBC calculations are intended to assist regulators in measuring the adequacy of the Company's statutory capitalization.



The Company considers RBC implications in its asset/liability management strategies. Each year, the Company conducts a thorough review of the adequacy of statutory insurance reserves and other actuarial liabilities. The review is performed to ensure that the Company's statutory reserves are computed in accordance with accepted actuarial standards, reflect all contractual obligations, meet the requirements of state laws and regulations and include adequate provisions for any other actuarial liabilities that need to be established. All significant reserve changes are reviewed by the Board of Directors and are subject to approval by the Arizona Department of Banking and Insurance. The Company believes that its statutory capital is adequate for its currently anticipated levels of risk as measured by regulatory guidelines.



The National Association of Insurance Commissioners recently approved a series of codified statutory accounting standards for consideration by the various state regulators. Certain of the proposed standards, if adopted by insurance regulatory authorities, could have an impact on the measurement of statutory capital which, in turn, could affect RBC ratios of insurance companies. At the present time, the Company cannot estimate the potential impact of these proposed standards on its RBC position.



3.  RISK MANAGEMENT



As a direct subsidiary of Prudential, the Company benefits from the risk management strategies implemented by its parent.



Risk management includes the identification and measurement of various forms of risk, establishment of acceptable risk thresholds, and processes intended to maintain risks within these thresholds while maximizing returns. Prudential considers risk management an integral part of its core businesses.



The risks inherent in the Company's operations include product risk, market risk, credit risk, liquidity risk, and operating risk. These risk categories, and Prudential's strategies relative to each, are discussed below.



Prudential's risk management is centrally controlled through a Corporate Risk Management Unit (CRMU) which sets standards for risk identification, policies and procedures, and limits, as well as standards for measurement and management reporting. CRMU interfaces with the Company's business groups through an enterprise level Financial Controls Council and Enterprise Financial Management Risk Management Committee, as well as through frequent informal meetings. Risk limits are set at multiple levels throughout the Company, with different limits at the desk, portfolio, subsidiary, and enterprise level. Risks are generally managed as close as possible to their origin, subject to review and oversight by CRMU to monitor compliance with established standards. Where appropriate, such as with respect to credit concentration risk and foreign exchange risk, exposures are aggregated and managed at the enterprise level.

Prudential's risk monitoring processes include preparation and review of risk reports on a regular basis, with frequency based on the purpose of the report. For example, desk-level reports are generally produced daily, while portfolio level reports are typically semi-monthly or monthly and high level reports may be quarterly or semi-annually.



PRODUCT RISK is the risk of adverse results due to deviation of experience from expected levels reflected in pricing. Prudential, in its insurance and annuity operations, sells traditional and interest sensitive individual insurance products, individual annuity products, a variety of group annuity products, and group life insurance products. Products are priced to reflect the expected levels of risk and to allow a margin for adverse deviation. The level of margins varies with product design and pricing strategy with respect to the targeted market. Prudential seeks to maintain underwriting standards so that premium charged is consistent with risk assumed on an overall basis. Additionally, most of Prudential's policies and contracts allow the Company to adjust credits (via crediting interest rates) and/or charges (in contracts where elements such as mortality and expense charges are not guaranteed), allowing the Company to respond to changes in experience. The competitive environment is an important element in determining pricing elements including premiums, crediting rates and non-guaranteed charges.



Mortality risks, generally inherent in most of the Company's life insurance and annuity products, are incorporated in pricing based on the Company's experience (if available and relevant) or industry experience. Mortality studies are performed periodically to compare the actual incidence of death claims in relation to business in force, to levels assumed in pricing and to industry experience. Expense risk relates to all products and is influenced by management practices as well as general price level changes. Persistency risk represents the risk that the pattern of policy surrenders will deviate from assumed levels so that policies do not remain in force for a sufficient period to allow the Company to recover its acquisition costs. Certain products are designed, by implementation of surrender charges and other features, to discourage early surrenders and thus mitigate this risk to the Company. Periodic studies are performed to compare actual surrender experience to pricing assumptions and industry experience.



MARKET RISK is the risk of change in value of financial instruments as a result of changes in interest rates, currency exchange rates, and securities market conditions. The Company's asset/liability management strategies provide for targeting of asset durations within specified ranges based on the estimated durations of the associated product liabilities. Portfolio managers are directed to maintain interest rate exposures within the established ranges, which are subject to adjustment based on market conditions and product design. Prudential uses statistical techniques such as duration and convexity analysis to measure price sensitivity to interest rate changes. The Company also performs portfolio stress testing annually as part of its cash flow testing in which various interest-sensitive assumptions (such as asset calls and prepayments and contract persistency) are evaluated under various severe interest rate environments. Any shortfalls revealed by cash flow testing are evaluated to determine whether there is a need to increase statutory reserves or change portfolio management strategies such as alteration of asset duration and/or composition. For fee-based (variable, separate account and mutual fund) products, equity risk is borne primarily by the contractholders rather than the Company (subject to any minimum guarantees). However, in the event of subpar performance, asset based fees will be reduced and competitive factors may impede the Company's ability to cultivate this business.



CREDIT RISK is the risk that counterparties may default or fail to fully honor contractual obligations and is inherent in investment portfolio asset positions including corporate bonds and mortgages, private placements and other lending-type products, and various investment operations functions. The Company attempts to manage risk associated with customer activities through proprietary credit analysis, establishment of credit limits and by requiring maintenance of margin and/or collateral in compliance with established internal control and regulatory standards.



LIQUIDITY RISK is the risk that the Company will be unable to liquidate positions at a reasonable price in order to meet cash flow requirements under various scenarios. As indicated above, the Company's asset/liability management strategies seek to maintain asset positions that are consistent with the expected cash flow demands associated with its liabilities under various possible situations. Liquidity policies are formally managed at the enterprise level, using various comparisons of asset liquidity to potential liability outflows. Prudential believes that the comparison of its general account net liquidity to individual policy net cash surrender value is key to the periodic evaluation of its ability to meet policyholder claim requirements, and stress tests are utilized to measure the expected liquidity situation under assumed unusual events.

OPERATING RISK is the risk of potential loss from internal or external events such as mismanagement, fraud, systems breakdowns, business interruption, or failure to satisfy legal or fiduciary responsibilities. All financial institutions, including Prudential, are exposed to the risk of unauthorized activities by employees that are contrary to the internal controls designed to managed such risks. Legal risk may arise from inadequate control over contract documentation, marketing processes, or other operations. Internal controls responsive to regulatory, legal, credit, asset stewardship and other concerns are established at the business unit level for specific lines of business and at the enterprise level for company-wide processes. Controls are monitored by business unit management, internal and external auditors, and by an enterprise level Management Internal Control unit and in certain instances are subject to regulatory review.



Following revelations and negative publicity surrounding the issue of sales practices, Prudential has implemented a strategy to emphasize ethical conduct in the recruitment and training of agents and in the sales process. The Company has also strengthened controls including the establishment of a client acquisition program, in conjunction with the underwriting process, intended to ascertain the appropriateness of insurance coverages sold and mitigate the risk of inappropriate policy replacement activity.



Another aspect of operating risk relates to the Company's ability to conduct transactions electronically and to gather, process, and disseminate information and maintain data integrity and uninterrupted operations given the possibility of unexpected or unusual events. The Company is implementing a business continuation initiative to address these concerns. Considerations relative to the impact of the Year 2000 on computer operations are discussed below.



4.  REGULATORY ENVIRONMENT



The Company is subject to the laws of the State of Arizona as governing insurance companies and to the regulations of the Arizona Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering the Company's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times. A full examination of the Company's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.



A triennial financial examination, for the period January 1, 1994 through December 31, 1996, is in progress by the Insurance Department as of December 31, 1997. We have included the effects of items known to date in our Reconciliation of Statutory Surplus on page B-15.



The Company is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. The Company is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.



The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon the Company.



Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of the Company are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

5.  THE YEAR 2000 ISSUE



The Company is a direct subsidiary of Prudential; therefore, is impacted by the enterprise focus on the Year 2000 Issue. The Year 2000 issue is best understood as a computer hardware and software problem involving the way dates are stored and processed in computers. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities. The Year 2000 issue presents critical business risks for public and private sector entities across the globe .



Prudential identified the Year 2000 issue as a critical priority in 1995 and established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. The CPO assessed potential business impact, identified software and hardware components that will require upgrading, renovating, or replacing, and developed a strategy for renovation, replacement or retirement of all affected business applications. The initial assessment, completed in 1995, provided an estimate of the magnitude of the project and necessary resources.



Prudential's CPO has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for Year 2000 compliance. Prudential is utilizing both internal and external resources to reprogram or replace and test software. Prudential plans to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998 and to conduct additional testing pertaining to the securities industry (in a scheduled industry-wide effort) as well as complete its "business partner" analysis and contingency planning during 1999. Prudential believes that it is well positioned to achieve the necessary modifications and mitigate the Year 2000 risks.



Prudential has commenced contacting and communicating formally with major suppliers and customers, including brokers, vendors, health care providers, and institutions that pass electronic information to Prudential, to determine the significance of the potential exposure that could result from their failure to achieve Year 2000 compliance on a timely basis.



While, as indicated above, Prudential believes that it is well positioned to mitigate its Year 2000 issue, this issue by its nature carries the risk of unforeseen problems of internal or external origin. There can be no assurance that the required systems modifications will be completed in accordance with current estimates of timing and cost, or that the systems of other companies with which some of Prudential's systems interface will be converted on a timely and compatible basis. In the event that the required adaptations to mitigate the Year 2000 issue are not completed on a timely basis, this issue could have a material adverse impact on the Company's operations. The discussion of the Year 2000 issue herein, and in particular the Company's plans to remediate this issue and estimated costs thereof, are forward-looking in nature. See cautionary statement below relating to forward-looking statements.



6.  INFORMATION CONCERNING FORWARD-LOOKING STATEMENTS



Certain of the statements contained in Management's Discussion and Analysis may be considered forward-looking statements. Words such as "expects," "believes," "anticipates," "intends," "plans," or variations of such words are generally part of forward-looking statements. Forward-looking statements are made based upon management's current expectations and beliefs concerning future developments and their potential effects upon the Company. There can be no assurance that future developments affecting the Company will be those anticipated by management. There are certain important factors that could cause actual results to differ materially from estimates or expectations reflected in such forward-looking statements including without limitation, changes in general economic conditions, including the performance of financial markets and interest rates; market acceptance of new products and distribution channels; competitive, regulatory or tax changes that affect the cost or demand for the Company's products; and adverse litigation results. While the Company reassesses material trends and uncertainties affecting its financial condition and results of operations, it does not intend to review or revise any particular forward-looking statement referenced in this Management's Discussion and Analysis in light of future events. The information referred to above should be considered by readers when reviewing any forward-looking statements contained in this Management's Discussion and Analysis.

                             DIRECTORS AND OFFICERS


The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                            DIRECTORS OF PRUCO LIFE


JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR -- Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance since 1997; 1995 to 1997:
President, Prudential Select; 1993 to 1995: Chief Operating Officer, Prudential Select. Age 46.



WILLIAM M. BETHKE, DIRECTOR -- Chief Investment Officer since 1997; 1992 to 1997: President, Prudential Capital Markets Group. Age 51.



IRA J. KLEINMAN, DIRECTOR -- Executive Vice President, International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995: President, Prudential Select. Age 51.



MENDEL A. MELZER, DIRECTOR -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services. Age 37.



ESTHER H. MILNES, PRESIDENT AND DIRECTOR -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services. Age 47.



I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance. Age 55.



KIYOFUMI SAKAGUCHI, DIRECTOR -- President, Prudential International Insurance Group since 1995; 1994 to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Company., Ltd.; Prior to 1994: President and Chief Executive Officer, Asia Pacific Region -- Prudential International Insurance and President, The Prudential Life Insurance Co., Ltd. Age 55.


                         OFFICERS WHO ARE NOT DIRECTORS


SUSAN L. BLOUNT, SECRETARY -- Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company. Age 40.



C. EDWARD CHAPLIN, TREASURER -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential. Age 41.



JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President, Credit Card Division, Chase Manhattan Bank; Prior to 1995: Chase Manhattan Bank. Age 55.



CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with PaineWebber; Prior to 1994: Assistant Director in the Division of Investment Management with the Securities and Exchange Commission. Age 38.



FRANK P. MARINO, SENIOR VICE PRESIDENT -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services. Age 53.



EDWARD A. MINOGUE, SENIOR VICE PRESIDENT -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch. Age 55.



JAMES M. SCHLOMANN, VICE PRESIDENT, COMPTROLLER & CHIEF ACCOUNTING OFFICER -- Vice President & Associate Comptroller, Prudential, since 1997; Prior to 1997:
Senior Executive Vice President & CFO, USLife Corp. Age 49.



SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY -- Vice President and Associate Actuary, Prudential. Age 43.



JAMES A. TIGNANELLI, SENIOR VICE PRESIDENT -- Vice President, Compliance, Prudential Individual Insurance since 1996; Prior to 1996; Vice President Field Operations. Age 45.


The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

                             EXECUTIVE COMPENSATION


Executive Officers of Pruco Life may also serve one or more affiliated companies of Pruco Life. Allocations have been made as to each individual's time devoted to his duties as an executive officer of Pruco Life and its subsidiaries. The following table shows the compensation paid, based on these allocations, to the executive officers for services rendered in all capacities to Pruco Life and its subsidiaries during 1996. With the exception of the President, only officers receiving compensation in excess of $100,000 per year are shown in the table below. Directors of Pruco Life who are also employees of Prudential do not receive compensation in addition to their compensation as employees of Prudential.




NAME & PRINCIPAL                                                                        OTHER ANNUAL
POSITION                               YEAR          SALARY            BONUS            COMPENSATION
Esther H. Milnes                      1996             $  18,660     $  21,398            $       0
President                             1995             $  18,058     $  12,136            $       0
                                      1994             $  17,158     $   8,384            $       0

                               FINANCIAL STATEMENTS OF
               THE DISCOVERY PREFERRED VARIABLE ANNUITY SUBACCOUNTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 1997
                                                                                      SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                       MONEY        DIVERSIFIED      HIGH YIELD     CONSERVATIVE       STOCK
                                                       MARKET          BOND             BOND          BALANCED         INDEX
                                                   --------------  --------------  --------------  --------------  --------------
ASSETS
 Investment in shares of the Prudential
  Series Fund, Inc. Portfolios at net
  asset value [Note 3]. . . . . . . . . . . .      $  108,469,140  $  123,549,074  $  135,375,741  $  128,284,895  $  223,656,238
 Receivable from Pruco Life Insurance
  Company [Note 2]. . . . . . . . . . . . . .                   0               0               0               0               0
                                                   --------------  --------------  --------------  --------------  --------------
     Net Assets . . . . . . . . . . . . . . .      $  108,469,140  $  123,549,074  $  135,375,741  $  128,284,895  $  223,656,238
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
 Equity of Contract owners. . . . . . . . . .      $  104,823,850  $  121,274,610  $  132,388,354  $  127,978,296  $  220,483,373
 Equity of Pruco Life Insurance Company . . .           3,645,290       2,274,464       2,987,387         306,599       3,172,865
                                                   --------------  --------------  --------------  --------------  --------------
                                                   $  108,469,140  $  123,549,074  $  135,375,741  $  128,284,895  $  223,656,238
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------


STATEMENTS OF OPERATIONS
December 31, 1997
                                                                                      SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED      HIGH YIELD     CONSERVATIVE       STOCK
                                                       MARKET           BOND             BOND          BALANCED         INDEX
                                                   --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
 Dividend distributions received. . . . . . .      $    3,793,893  $    5,091,552      $7,551,413  $    5,207,459  $    1,851,761

EXPENSES
 Charges to Contract owners for assuming
  mortality risk and expense risk and for
  administration [Notes 5A and 5B]. . . . . .             988,032         789,342         908,728       1,463,435       1,404,070
                                                   --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS). . . . . . . . .           2,805,861       4,302,210       6,642,685       3,744,024         447,691
                                                   --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received . . . .                   0         990,026               0      13,469,999       5,729,265
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . .                   0          10,366           1,679          20,447         167,995
 Net change in unrealized gain (loss) on
  investments . . . . . . . . . . . . . . . .                   0      (1,646,356)        725,780      (5,811,630)     16,247,474
                                                   --------------  --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS. . . . . . . .                   0        (645,964)        727,459       7,678,816      22,144,734
                                                   --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . .      $    2,805,861  $    3,656,246  $    7,370,144  $   11,422,840  $   22,592,425
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12

                                       A1

STATEMENTS OF NET ASSETS
December 31, 1997
                                                                                SUBACCOUNTS (CONTINUED)
                                                   ------------------------------------------------------------------------------
                                                                                                                        SMALL
                                                        EQUITY                       PRUDENTIAL        FLEXIBLE    CAPITALIZATION
                                                        INCOME          EQUITY        JENNISON         MANAGED          STOCK
                                                   --------------  --------------  --------------  --------------  --------------
ASSETS
 Investment in shares of the Prudential
  Series Fund, Inc. Portfolios at net
  asset value [Note 3]. . . . . . . . . . . .      $  224,623,347  $  332,630,396  $  158,244,016  $   78,554,389  $   26,233,684
 Receivable from Pruco Life Insurance
  Company [Note 2]. . . . . . . . . . . . . .                   0               0               0               0         185,104
                                                   --------------  --------------  --------------  --------------  --------------
     Net Assets . . . . . . . . . . . . . . .      $  224,623,347  $  332,630,396  $  158,244,016  $   78,554,389  $   26,418,788
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
 Equity of Contract owners. . . . . . . . . .      $  220,974,113  $  327,647,055  $  155,433,519  $   78,267,122  $   26,418,788
 Equity of Pruco Life Insurance Company . . .           3,649,234       4,983,341       2,810,497         287,267               0
                                                   --------------  --------------  --------------  --------------  --------------
                                                   $  224,623,347  $  332,630,396  $  158,244,016  $   78,554,389  $   26,418,788
                                                   --------------  --------------  --------------  --------------  --------------
                                                   --------------  --------------  --------------  --------------  --------------


STATEMENTS OF OPERATIONS
December 31, 1997
                                                       SUBACCOUNTS (CONTINUED)
                                                   ------------------------------
                                                                       NATURAL
                                                       GLOBAL         RESOURCES
                                                   --------------  --------------
ASSETS
 Investment in shares of the Prudential
  Series Fund, Inc. Portfolios at net
  asset value [Note 3]. . . . . . . . . . . .      $   42,307,417  $    9,523,777
 Receivable from Pruco Life Insurance
  Company [Note 2]. . . . . . . . . . . . . .                   0          12,321
                                                   --------------  --------------
     Net Assets . . . . . . . . . . . . . . .      $   42,307,417  $    9,536,098
                                                   --------------  --------------
                                                   --------------  --------------
NET ASSETS, representing:
 Equity of Contract owners. . . . . . . . . .      $   41,540,966  $    9,536,098
 Equity of Pruco Life Insurance Company . . .             766,451               0
                                                   --------------  --------------
                                                   $   42,307,417  $    9,536,098
                                                   --------------  --------------
                                                   --------------  --------------


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997
                                                                               SUBACCOUNTS (CONTINUED)
                                                  ------------------------------------------------------------------------------
                                                                                                                       SMALL
                                                       EQUITY                       PRUDENTIAL        FLEXIBLE    CAPITALIZATION
                                                       INCOME          EQUITY        JENNISON         MANAGED          STOCK
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
 Dividend distributions received. . . . . . .     $    2,611,995  $    4,755,494  $      188,376  $    2,017,213  $      133,183

EXPENSES
 Charges to Contract owners for assuming
  mortality risk and expense risk and for
  administration [Notes 5A and 5B]. . . . . .          1,188,795       2,490,175       1,065,105         868,122         275,689
                                                  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS). . . . . . . . .          1,423,200       2,265,319        (876,729)      1,149,091        (142,506)
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received . . . .         17,500,207      15,719,756       8,181,395      11,461,827       1,817,976
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . .              6,173            (636)         61,502          21,889          73,418
 Net change in unrealized gain (loss) on
  investments . . . . . . . . . . . . . . . .          3,805,126      13,608,394       9,311,718      (3,555,977)      2,438,918
                                                  --------------  --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS. . . . . . . .         21,311,506      29,327,514      17,554,615       7,927,739       4,330,312
                                                  --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . .     $   22,734,706  $   31,592,833  $   16,677,886  $    9,076,830  $    4,187,806
                                                  --------------  --------------  --------------  --------------  --------------
                                                  --------------  --------------  --------------  --------------  --------------


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997
                                                       SUBACCOUNTS (CONTINUED)
                                                   -----------------------------
                                                                      NATURAL
                                                       GLOBAL        RESOURCES
                                                   --------------  --------------
INVESTMENT INCOME
 Dividend distributions received. . . . . . .      $      400,453  $       51,032
EXPENSES
 Charges to Contract owners for assuming
  mortality risk and expense risk and for
  administration [Notes 5A and 5B]. . . . . .             375,611         134,314
                                                   --------------  --------------
NET INVESTMENT INCOME (LOSS). . . . . . . . .              24,842         (83,282)
                                                   --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received . . . .           1,856,846       1,144,483
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . .              46,693         (42,912)
 Net change in unrealized gain (loss) on
  investments . . . . . . . . . . . . . . . .          (1,676,026)     (2,419,331)
                                                   --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS. . . . . . . .             227,513      (1,317,760)
                                                   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . .      $      252,355  $   (1,401,042)
                                                   --------------  --------------
                                                   --------------  --------------


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12


                                       A2

                              FINANCIAL STATEMENTS OF
              THE DISCOVERY PREFERRED VARIABLE ANNUITY SUBACCOUNTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                SUBACCOUNTS
                                                          ---------------------------------------------------------
                                                                  MONEY MARKET                DIVERSIFIED BOND
                                                          ---------------------------   ---------------------------
                                                               1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $  2,805,861   $    489,952   $  4,302,210   $    907,041
 Capital gains distributions received . . . . . . . . .              0              0        990,026              0
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .              0              0         10,366        (25,544)
 Net change in unrealized gain (loss) on investments. .              0              0     (1,646,356)      (230,889)
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .      2,805,861        489,952      3,656,246        650,608
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .     65,086,593     36,320,424     93,630,245     23,222,899
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .       (380,562)     4,002,463        196,097      2,173,627
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .     67,511,892     40,812,839     97,482,588     26,047,134


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     40,957,248        144,409     26,066,486         19,352
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $108,469,140   $ 40,957,248   $123,549,074   $ 26,066,486
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12

                                        A3

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                           SUBACCOUNTS (CONTINUED)
                                                          ---------------------------------------------------------
                                                                   HIGH YIELD              CONSERVATIVE BALANCED
                                                          ---------------------------   ---------------------------
                                                              1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $  6,642,685   $  1,210,786   $  3,744,024   $  1,788,937
 Capital gains distributions received . . . . . . . . .              0              0     13,469,999      4,297,251
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .          1,679          1,894         20,447              0
 Net change in unrealized gain (loss) on investments. .        725,780       (588,812)    (5,811,630)    (1,627,153)
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .      7,370,144        623,868     11,422,840      4,459,035
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .    102,073,217     22,289,699     42,377,538     69,714,258
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .        (95,489)     3,094,028     (1,435,104)     1,655,314
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .    109,347,872     26,007,595     52,365,274     75,828,607


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     26,027,869         20,274     75,919,621         91,014
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $135,375,741   $ 26,027,869   $128,284,895   $ 75,919,621
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


                                                                           SUBACCOUNTS (CONTINUED)
                                                          ---------------------------------------------------------
                                                                  STOCK INDEX                 EQUITY INCOME
                                                          ---------------------------   ---------------------------
                                                              1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $    447,691   $    144,890   $  1,423,200   $    507,514
 Capital gains distributions received . . . . . . . . .      5,729,265        199,451     17,500,207        751,896
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .        167,995              0          6,173              0
 Net change in unrealized gain (loss) on investments. .     16,247,474        529,306      3,805,126      1,523,505
                                                          ------------   ------------   ------------   ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .     22,592,425        873,647     22,734,706      2,782,915
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .    174,904,278     22,208,546    170,508,615     25,008,509
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .        945,791      2,131,551      2,106,180      1,395,127
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .    198,442,494     25,213,744    195,349,501     29,186,551


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     25,213,744              0     29,273,846         87,295
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $223,656,238   $ 25,213,744   $224,623,347   $ 29,273,846
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12

                                          A4

                              FINANCIAL STATEMENTS OF
              THE DISCOVERY PREFERRED VARIABLE ANNUITY SUBACCOUNTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                 SUBACCOUNTS
                                                          ---------------------------------------------------------
                                                                                                PRUDENTIAL
                                                                    EQUITY                       JENNISON
                                                          ---------------------------   ---------------------------
                                                               1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $  2,265,319   $    890,946   $   (876,729)  $   (126,843)
 Capital gains distributions received . . . . . . . . .     15,719,756      6,017,025      8,181,395              0
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .           (636)             0         61,502          4,129
 Net change in unrealized gain (loss) on investments. .     13,608,394     (1,007,503)     9,311,718      1,748,413
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .     31,592,833      5,900,468     16,677,886      1,625,699
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .    216,685,608     73,501,350    106,948,114     30,279,548
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .      1,258,567      3,437,427        906,990      1,734,655
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .    249,537,008     82,839,245    124,532,990     33,639,902


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     83,093,388        254,143     33,711,026         71,124
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $332,630,396   $ 83,093,388   $158,244,016   $ 33,711,026
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12

                                       A5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                           SUBACCOUNTS (CONTINUED)
                                                          ---------------------------------------------------------
                                                                 FLEXIBLE MANAGED       SMALL CAPITALIZATION STOCK
                                                          ---------------------------   ---------------------------
                                                               1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $  1,149,091   $    674,369  $    (142,506)  $    (14,414)
 Capital gains distributions received . . . . . . . . .     11,461,827      3,579,046      1,817,976        228,169
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .         21,889        (13,304)        73,418          7,077
 Net change in unrealized gain (loss) on investments. .     (3,555,977)    (1,657,410)     2,438,918        817,819
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .      9,076,830      2,582,701      4,187,806      1,038,651
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .     27,340,059     39,209,425      9,227,237     11,896,686
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .       (748,937)     1,006,111       (368,443)       362,054
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .     35,667,952     42,798,237     13,046,600     13,297,391


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     42,886,437         88,200     13,372,188         74,797
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $ 78,554,389   $ 42,886,437   $ 26,418,788   $ 13,372,188
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


                                                                           SUBACCOUNTS (CONTINUED)
                                                          ---------------------------------------------------------
                                                                     GLOBAL                  NATURAL RESOURCES
                                                          ---------------------------   ---------------------------
                                                               1997           1996           1997          1996
                                                          ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income (loss) . . . . . . . . . . . . .   $     24,842   $     58,105   $    (83,282)  $     (5,672)
 Capital gains distributions received . . . . . . . . .      1,856,846        207,745      1,144,483        681,465
 Realized gain (loss) on shares redeemed
  [average cost basis]. . . . . . . . . . . . . . . . .         46,693          6,038        (42,912)          (499)
 Net change in unrealized gain (loss) on investments. .     (1,676,026)       796,437     (2,419,331)      (266,531)
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS. . . . . . . . . . . . . . .        252,355      1,068,325     (1,401,042)       408,763
                                                          ------------   ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 RESULTING FROM PREMIUM PAYMENTS
 AND OTHER OPERATING TRANSFERS [Note 7] . . . . . . . .     27,107,692     13,112,774      4,462,849      6,069,080
                                                          ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM EQUITY TRANSFERS [Note 8] . . . . . . .         96,919        646,280       (157,213)       143,039
                                                          ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . .     27,456,966     14,827,379      2,904,594      6,620,882


NET ASSETS:
 Beginning of year. . . . . . . . . . . . . . . . . . .     14,850,451         23,072      6,631,504         10,622
                                                          ------------   ------------   ------------   ------------
 End of year. . . . . . . . . . . . . . . . . . . . . .   $ 42,307,417   $ 14,850,451   $  9,536,098   $  6,631,504
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------


              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12


                                          A6

                          NOTES TO FINANCIAL STATEMENTS OF
              THE DISCOVERY PREFERRED VARIABLE ANNUITY SUBACCOUNTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                        FOR THE YEAR ENDED DECEMBER 31, 1997

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account ("the Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from purchases of Discovery Preferred Variable Annuity Contracts ("Discovery Preferred") and Discovery Select Variable Annuity Contracts ("Discovery Select") are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are twenty-three subaccounts within the Account. Discovery Preferred Contracts offer the option to invest in twelve of these subaccounts, each a corresponding portfolio of the Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        INVESTMENTS--The investments in shares of the Series Fund or non-Prudential administered funds are stated at the net asset value of the respective portfolio.

        SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or non-Prudential administered funds and are recorded on the ex-dividend date.

        EQUITY OF PRUCO LIFE INSURANCE COMPANY--Pruco Life maintains a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions, and expense processing. Pruco Life monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life may owe an amount to the Account, which is reflected in the Account's Statements of Net Assets as a receivable from Pruco Life. The receivable does not have an effect on the Contract owner's account or the related unit value.


                                          A7

NOTE 3: INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

        The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1997 were as follows:

                                                                   PORTFOLIOS
                                      ------------------------------------------------------------------------
                                         MONEY       DIVERSIFIED     HIGH YIELD        STOCK         EQUITY
                                         MARKET          BOND           BOND           INDEX         INCOME
                                      ------------   ------------   ------------   ------------   ------------
        Number of Shares:               10,846,914     11,209,468     16,621,677      7,401,043     10,033,485
        Net asset value per share:    $   10.00000   $   11.02185   $    8.14453   $   30.21956   $   22.38737
        Cost:                         $108,469,140   $125,426,423   $135,239,532   $206,879,458   $219,295,111

     PORTFOLIOS (CONTINUED)


                                                               PORTFOLIOS (CONTINUED)
                                      ------------------------------------------------------------------------
                                                      PRUDENTIAL                     FLEXIBLE     CONSERVATIVE
                                          EQUITY       JENNISON        GLOBAL        MANAGED        BALANCED
                                      ------------   ------------   ------------   ------------   ------------
        Number of Shares:               10,706,152      8,924,453      2,360,447      4,545,895      8,569,339
        Net asset value per share:    $   31.06909   $   17.73151   $   17.92348    $  17.28029   $   14.97022
        Cost:                         $320,026,479   $147,183,126   $ 43,187,266   $ 83,767,801   $135,723,567


                                         PORTFOLIOS (CONTINUED)
                                      ---------------------------
                                                         SMALL
                                         NATURAL     CAPITALIZATION
                                        RESOURCES        STOCK
                                      ------------   --------------
        Number of Shares:                  624,745        1,646,703
        Net asset value per share:    $   15.24426   $     15.93104
        Cost:                         $ 12,209,542   $   22,976,288


                                          A8

NOTE 4: CONTRACT OWNER UNIT INFORMATION

        Outstanding Contract owner units, unit values and total value of Contract owner equity at December 31, 1997 were as follows:




                                                                                SUBACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                MONEY         DIVERSIFIED        HIGH YIELD       CONSERVATIVE         STOCK
                                               MARKET             BOND              BOND            BALANCED           INDEX
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Units Outstanding
   (Discovery Preferred) . . . . . . . .   15,611,316.006    23,100,623.341     20,140,820.165   100,006,482.765    32,430,921.902
  Unit Value (Discovery Preferred) . . .  $       1.08688   $       1.13525    $       1.25972  $        1.27970  $        1.48876
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Equity (Discovery
   Preferred). . . . . . . . . . . . . .  $    16,967,627   $    26,224,983    $    25,371,794  $    127,978,296  $     48,281,859
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Units Outstanding
   (Discovery Select). . . . . . . . . .   80,833,415.276    83,725,722.943     84,952,656.068               N/A   115,667,745.942
  Unit Value (Discovery Select). . . . .  $       1.08688   $       1.13525    $       1.25972               N/A  $        1.48876
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Equity (Discovery
   Select) . . . . . . . . . . . . . . .  $    87,856,223   $    95,049,627    $   107,016,560               N/A  $    172,201,514
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  TOTAL CONTRACT OWNER EQUITY. . . . . .  $   104,823,850   $   121,274,610    $   132,388,354  $    127,978,296  $    220,483,373
                                          ---------------   ---------------    ---------------  ----------------  ----------------
                                          ---------------   ---------------    ---------------  ----------------  ----------------


                                                                       SUBACCOUNTS (CONTINUED)
                                          ----------------------------------------------------------------------------------------
                                                                                                                       SMALL
                                                                                  PRUDENTIAL        FLEXIBLE       CAPITALIZATION
                                           EQUITY INCOME        EQUITY             JENNISON         MANAGED            STOCK
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Units Outstanding
   (Discovery Preferred) . . . . . . . .   33,449,894.551    85,666,590.098     32,664,271.245    58,333,424.223    17,448,278.819
  Unit Value (Discovery Preferred) . . .  $       1.66167   $       1.48518    $       1.48006   $       1.34172   $       1.51412
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Equity (Discovery
   Preferred). . . . . . . . . . . . . .  $    55,582,686   $   127,230,306    $    48,345,081   $    78,267,122   $    26,418,788
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Units Outstanding
   (Discovery Select). . . . . . . . . .   99,533,256.833   134,944,416.513     72,354,119.265               N/A               N/A
  Unit Value (Discovery Select). . . . .  $       1.66167   $       1.48518    $       1.48006               N/A               N/A
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Equity (Discovery
   Select) . . . . . . . . . . . . . . .  $   165,391,427   $   200,416,749    $   107,088,438               N/A               N/A
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  TOTAL CONTRACT OWNER EQUITY. . . . . .  $   220,974,113   $   327,647,055    $   155,433,519   $    78,267,122   $    26,418,788
                                          ---------------   ---------------    ---------------  ----------------  ----------------
                                          ---------------   ---------------    ---------------  ----------------  ----------------


                                               SUBACCOUNTS (CONTINUED)
                                          ---------------------------------
                                                                NATURAL
                                               GLOBAL          RESOURCES
                                          ---------------   ---------------
  Contract Owner Units Outstanding
   (Discovery Preferred) . . . . . . . .   14,368,133.962     7,969,661.019
  Unit Value (Discovery Preferred) . . .  $       1.26079   $       1.19655
                                          ---------------   ---------------
  Contract Owner Equity (Discovery
   Preferred). . . . . . . . . . . . . .  $    18,115,200   $     9,536,098
                                          ---------------   ---------------
  Contract Owner Units Outstanding
   (Discovery Select). . . . . . . . . .   18,580,228.224               N/A
  Unit Value (Discovery Select). . . . .  $       1.26079               N/A
                                          ---------------   ---------------
  Contract Owner Equity (Discovery
   Select) . . . . . . . . . . . . . . .  $    23,425,766               N/A
                                          ---------------   ---------------
  TOTAL CONTRACT OWNER EQUITY. . . . . .  $    41,540,966   $     9,536,098
                                          ---------------   ---------------
                                          ---------------   ---------------


                                          A9

NOTE 5: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

           The mortality risk and expense risk charges at an effective annual rate of 1.25% are applied daily against the net assets representing equity of Discovery Preferred and Discovery Select Contract owners held in each subaccount. Mortality risk is that Annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1997, the amount of these charges, pertaining to the twenty three subaccounts within the Account, paid to Pruco Life for Discovery Preferred was $6,054,227 and for Discovery Select was $8,354,029.

        B. Administration Charges

           The administration charge at an effective annual rate of .15% is applied daily against the net assets representing equity of Discovery Preferred and Discovery Select Contract owners held in each subaccount. Administration charges include costs associated with issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. For 1997, the amount of these charges, pertaining to the twenty three subaccounts within the Account, paid to Pruco Life for Discovery Preferred was $730,469 and for Discovery Select was $1,007,951.

        C. Withdrawal Charge

           A withdrawal charge may be made upon full or partial Contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. For 1997 the amount of these charges, pertaining to the twenty three subaccounts within the Account, paid to Pruco Life for Discovery Preferred was $537,912 and for Discovery Select was $341,614.

NOTE 6: TAXES

           Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Pruco Life's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                         A10

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

        The following amounts represent components of Contract owner activity for the year ended December 31, 1997:



                                                                                SUBACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                MONEY         DIVERSIFIED        HIGH YIELD       CONSERVATIVE         STOCK
                                               MARKET             BOND              BOND            BALANCED           INDEX
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Net Payments. . . . . .  $   156,368,031   $    90,502,554    $   102,025,301  $     46,469,062  $    166,375,561
  Surrenders, Withdrawals, and Death
    Benefits . . . . . . . . . . . . . .  $    (3,412,599)  $    (2,186,522)   $    (3,019,258) $     (4,986,021) $     (2,434,104)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Options. .  $   (87,867,187)  $     5,316,673    $     3,069,977  $        894,497  $     10,967,240
  Administrative and Other Charges . . .  $        (1,652)  $        (2,460)   $        (2,803) $              0  $         (4,419)


                                                                       SUBACCOUNTS (CONTINUED)
                                          ----------------------------------------------------------------------------------------
                                                                                                                       SMALL
                                                                                  PRUDENTIAL        FLEXIBLE       CAPITALIZATION
                                           EQUITY INCOME        EQUITY             JENNISON         MANAGED            STOCK
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Net Payments. . . . . .  $   162,528,106   $   211,729,155    $   100,500,489  $     29,250,196  $      8,093,205
  Surrenders, Withdrawals, and Death
    Benefits . . . . . . . . . . . . . .  $    (3,079,806)  $    (6,549,765)   $    (2,888,488) $     (2,715,711) $       (837,394)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Options. .  $    11,062,157   $    11,511,987    $     9,339,671  $        805,624  $      1,971,426
  Administrative and Other Charges . . .  $        (1,842)  $        (5,769)   $        (3,558) $            (50) $              0


                                               SUBACCOUNTS (CONTINUED)
                                          ---------------------------------
                                                                NATURAL
                                               GLOBAL          RESOURCES
                                          ---------------   ---------------
  Contract Owner Net Payments. . . . . .  $    25,739,457   $     4,893,527
  Surrenders, Withdrawals, and Death
    Benefits . . . . . . . . . . . . . .  $      (977,710)  $      (270,519)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Options. .  $     2,346,713   $      (160,159)
  Administrative and Other Charges . . .  $          (768)  $             0


                                         A11

NOTE 8: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

        The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life to (from) the Account.

NOTE 9: UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts) for the year ended December 31, 1997 were as follows:


                                                                                SUBACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                MONEY         DIVERSIFIED        HIGH YIELD       CONSERVATIVE         STOCK
                                               MARKET             BOND              BOND            BALANCED           INDEX
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Contributions:            65,831,878.542    86,785,364.670     87,620,835.950    39,570,760.720   130,289,809.730
  Contract Owner Redemptions:              (4,748,605.740)   (2,529,033.040)    (2,939,880.110)    4,380,378.260    (2,545,104.000)


                                                                       SUBACCOUNTS (CONTINUED)
                                          ----------------------------------------------------------------------------------------
                                                                                                                       SMALL
                                                                                  PRUDENTIAL        FLEXIBLE       CAPITALIZATION
                                           EQUITY INCOME        EQUITY             JENNISON         MANAGED            STOCK
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  Contract Owner Contributions:           113,122,809.290   160,533,737.490     79,878,499.050    24,378,892.020     7,528,116.020
  Contract Owner Redemptions:              (2,711,089.770)   (5,825,559.670)    (2,874,850.950)   (2,340,760.840)     (669,602.740)


                                               SUBACCOUNTS (CONTINUED)
                                          ---------------------------------
                                                                NATURAL
                                               GLOBAL          RESOURCES
                                          ---------------   ---------------
  Contract Owner Contributions:            22,201,104.720     3,502,032.260
  Contract Owner Redemptions:              (1,082,051.220)     (245,665.210)



NOTE 10: PURCHASES AND SALES OF INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments in the Series Fund were as follows:

                                                                                 PORTFOLIOS
                                          ----------------------------------------------------------------------------------------
                                                MONEY         DIVERSIFIED        HIGH YIELD       CONSERVATIVE         STOCK
                                               MARKET             BOND              BOND            BALANCED           INDEX
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  For the year ended December 31, 1997
   Purchases                              $    78,132,000   $    93,601,000    $   101,169,000  $     39,890,000  $    175,788,000
   Sales                                  $   (14,414,000)  $      (564,000)   $      (100,000) $       (411,000) $     (1,342,000)


                                                                             PORTFOLIOS (CONTINUED)
                                          ----------------------------------------------------------------------------------------
                                                                                                                       SMALL
                                                                                  PRUDENTIAL        FLEXIBLE       CAPITALIZATION
                                           EQUITY INCOME        EQUITY             JENNISON         MANAGED            STOCK
                                          ---------------   ---------------    ---------------  ----------------  ----------------
  For the year ended December 31, 1997
   Purchases                              $   171,458,000   $   215,677,000    $   107,353,000  $     26,033,000  $      9,096,000
   Sales                                  $       (32,000)  $      (223,000)   $      (563,000) $       (310,000) $       (698,000)


                                               PORTFOLIOS (CONTINUED)
                                          ---------------------------------
                                                                NATURAL
                                               GLOBAL          RESOURCES
                                          ---------------   ---------------
  For the year ended December 31, 1997
   Purchases                              $    27,278,000   $     4,844,000
   Sales                                  $      (449,000)  $      (685,000)


                                         A12

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Discovery Preferred Variable Annuity Subaccounts of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market, Diversified Bond, High Yield Bond, Conservative Balanced, Stock Index, Equity Income, Equity, Prudential Jennison, Flexible Managed, Small Capitalization Stock, Global and Natural Resources Subaccounts of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1997, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
March 20, 1998


                                      A13




PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
DECEMBER 31, 1997 AND 1996 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  1997                   1996
                                                                             -----------------      -----------------

ASSETS
Fixed maturities
  Available for sale, at fair value (amortized cost, 1997: $2,526,554;
    1996: $2,210,150)                                                           $ 2,563,852            $ 2,236,817
  Held to maturity, at amortized cost (fair value, 1997: $350,056; 1996:
    $416,102)                                                                       338,848                405,731
Equity securities - available for sale, at fair value (cost, 1997: $1,289;
  1996: $3,626)                                                                       1,982                  3,748
Mortgage loans on real estate                                                        22,787                 46,915
Policy loans                                                                        703,955                639,782
Short-term investments                                                              316,355                169,830
Other long-term investments                                                           1,317                  4,528
                                                                             -----------------      -----------------
      Total investments                                                           3,949,096              3,507,351

Cash                                                                                 71,358                 73,766
Deferred policy acquisition costs                                                   655,242                633,159
Accrued investment income                                                            67,000                 62,110
Income taxes receivable                                                                   -                  7,191
Reinsurance recoverable on unpaid losses                                             25,882                 27,014
Other assets                                                                         60,810                 62,924
Separate Account assets                                                           8,022,079              5,336,851
                                                                             -----------------      -----------------
TOTAL ASSETS                                                                    $12,851,467             $9,710,366
                                                                             =================      =================
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                                 $ 2,282,191            $ 2,188,862
Future policy benefits and other policyholder liabilities                           570,729                557,351
Cash collateral for loaned securities                                               143,421                      -
Income taxes payable                                                                 71,703                      -
Deferred income tax liability                                                       138,483                148,960
Payable to affiliate                                                                 70,375                 49,828
Other liabilities                                                                   120,260                 88,930
Separate Account liabilities                                                      7,948,788              5,277,454
                                                                             -----------------      -----------------
TOTAL LIABILITIES                                                                11,345,950              8,311,385
                                                                             -----------------      -----------------
CONTINGENCIES - (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, $10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding at
  December 31, 1997 and 1996                                                          2,500                  2,500
Paid-in-capital                                                                     439,582                439,582
Retained earnings                                                                 1,050,871                944,497
Net unrealized investment gains                                                      17,129                 14,104
Foreign currency translation adjustments                                             (4,565)                (1,702)
                                                                             -----------------      -----------------
TOTAL STOCKHOLDER'S EQUITY                                                        1,505,517              1,398,981
                                                                             -----------------      -----------------
TOTAL LIABILITIES AND
  STOCKHOLDER'S EQUITY                                                          $12,851,467             $9,710,366
                                                                             =================      =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                  1997                 1996                 1995
                                                            -----------------    -----------------    -----------------
REVENUES

Premiums                                                          $   49,496           $   51,525          $    42,089
Policy charges and fee income                                        330,292              324,976              319,012
Net investment income                                                259,634              247,328              246,618
Realized investment gains, net                                        10,974               10,835               13,200
Other income                                                          33,801               20,818               26,986
                                                            -----------------    -----------------    -----------------

TOTAL REVENUES                                                       684,197              655,482              647,905
                                                            -----------------    -----------------    -----------------
BENEFITS AND EXPENSES

Policyholders' benefits                                              179,419              186,873              153,987
Interest credited to policyholders' account balances                 110,815              118,246              126,926
General, administrative and other expenses                           225,721              122,006              134,790
                                                            -----------------    -----------------    -----------------

TOTAL BENEFITS AND EXPENSES                                          515,955              427,125              415,703
                                                            -----------------    -----------------    -----------------

Income from operations before income taxes                           168,242              228,357              232,202
                                                            -----------------    -----------------    -----------------

Income taxes
     Current                                                          73,326               60,196               67,014
     Deferred                                                        (11,458)              18,939               12,544
                                                            -----------------    -----------------    -----------------

Total income taxes                                                    61,868               79,135               79,558
                                                            -----------------    -----------------    -----------------

NET INCOME                                                        $  106,374           $  149,222           $  152,644
                                                            =================    =================    =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                              NET        FOREIGN
                                                                           UNREALIZED    CURRENCY       TOTAL
                                    COMMON       PAID-IN-     RETAINED     INVESTMENT   TRANSLATION STOCKHOLDER'S
                                    STOCK        CAPITAL      EARNINGS        GAINS     ADJUSTMENTS     EQUITY
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, JANUARY 1, 1995         $   2,500      $ 439,582    $  642,631    $(41,761)    $      650     $1,043,602


      Net income                        --             --       152,644          --             --        152,644

      Change in foreign
        currency translation
        adjustments                     --             --            --           --        (1,870)        (1,870)

      Change in net
        unrealized
        investment gains                --             --            --      73,817             --         73,817
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1995           2,500        439,582       795,275      32,056         (1,220)     1,268,193

      Net income                        --             --       149,222          --             --        149,222

      Change in foreign
        currency translation
        adjustments                     --             --            --          --           (482)          (482)

      Change in net
        unrealized
        investment gains                --             --            --     (17,952)            --        (17,952)
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1996           2,500        439,582       944,497      14,104         (1,702)     1,398,981

      Net income                        --             --       106,374          --             --        106,374

      Change in foreign
        currency translation
        adjustments                     --             --            --          --         (2,863)        (2,863)

      Change in net
        unrealized
        investment gains                --             --            --       3,025             --          3,025
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1997       $   2,500      $ 439,582    $1,050,871    $ 17,129    $    (4,565)    $1,505,517

                                ============= ============= ============= ============= =========== =============


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------


                                                                               1997             1996         1995
                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $ 106,374        $ 149,222   $ 152,644
Adjustments to reconcile net income to net cash provided by
     operating activities:
     Policy charges and fee income                                            (40,783)         (50,286)    (56,637)
     Interest credited to policyholders' account balances                     110,815          118,246     126,926
     Net increase in Separate Accounts                                        (13,894)         (38,025)     (3,520)
     Realized investment gains, net                                           (10,974)         (10,835)    (13,200)
     Amortization and other non-cash items                                     (5,525)          26,709      (8,106)
     Change in:
         Future policy benefits and other policyholders' liabilities           13,378           56,151      22,877
         Accrued investment income                                             (4,890)          (2,248)       (480)
         Payable to affiliate                                                  20,547           16,519      10,569
         Policy loans                                                         (64,173)         (70,509)    (75,411)
         Deferred policy acquisition costs                                    (22,083)         (66,183)     31,318
         Income taxes payable/receivable                                       78,894             (816)     12,031
         Reinsurance recoverable on unpaid losses                               1,132              900         750
         Deferred income tax liability                                        (10,477)           7,912      30,779
         Other, net                                                            34,094            7,564     (76,702)

                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES                                          192,435          144,321     153,838
                                                                          --------------- -------------- ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
       Fixed maturities:
           Available for sale                                               2,828,665        3,886,254   1,886,687
           Held to maturity                                                   138,626          138,127     144,898
         Equity securities                                                      6,939            7,527       5,557
         Mortgage loans on real estate                                         24,925           19,226       7,395
         Other long-term investments                                            3,276              288       1,559
         Investment real estate                                                    --            4,488       2,926
     Payments for the purchase of:
         Fixed maturities:
           Available for sale                                              (3,141,785)      (4,008,810) (1,741,139)
           Held to maturity                                                   (70,532)        (114,494)   (135,092)
         Equity securities                                                     (4,594)          (4,697)     (4,279)
         Other long-term investments                                              (51)            (657)     (1,674)
     Cash collateral for loaned securities, net                               143,421               --          --
     Short-term investments, net                                             (147,030)          58,186     (36,482)
                                                                          --------------- -------------- ------------
CASH FLOWS (USED IN) FROM INVESTING ACTIVITIES                               (218,140)         (14,562)    130,356
                                                                          --------------- -------------- ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
       Deposits                                                             2,099,600          536,370      95,039
       Withdrawals                                                         (2,076,303)        (633,798)   (365,578)
                                                                          --------------- -------------- ------------
CASH FLOWS FROM (USED IN)FINANCING ACTIVITIES                                  23,297          (97,428)   (270,539)
                                                                          --------------- -------------- ------------
     Net (decrease) increase in Cash                                           (2,408)          32,331      13,655
     Cash, beginning of year                                                   73,766           41,435      27,780
                                                                          --------------- -------------- ------------
CASH, END OF YEAR                                                           $  71,358        $  73,766    $ 41,435
                                                                          =============== ============== ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes (received) paid                                          $  (7,904)       $  61,760    $ 53,107
                                                                          =============== ============== ============



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable life insurance, variable annuities, and deferred annuities (the Contracts) in all states except New York, the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licenced to sell individual life insurance and deferred annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1977 and at this time will not be issuing new business.

The only reportable industry segment of the Company is "Life Insurance."

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The consolidated financial statements include the accounts of the Company, a stock life insurance company, and its subsidiaries. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENTS
FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Net unrealized investment gains."

EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in separate component of equity, "Net unrealized investment gains."

MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts

POLICY LOANS are carried at unpaid principal balances.

SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

CASH
Cash includes cash on hand, amounts due from banks, and money market instruments.

DEFERRED POLICY ACQUISITION COSTS
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Amortization of deferred policy acquisition costs was $149,851 thousand, $9,309 thousand, and $54,371 thousand for the years ended December 31, 1997, 1996, and 1995, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Future policy benefits includes reserves for annuities in payout status as well as reserves for riders and supplemental benefits. Reserves for annuities in payout status are generally calculated as the present value of estimated future benefit payments and related expenses, using interest rates ranging from 6.5% to 11.0%. The mortality assumption is generally the 1983 Individual Annuity Mortality Table. Reserves for riders and supplemental benefits are calculated using interest rates ranging from 2.5% to 7.25% and various mortality and morbidity tables derived from company or industry experience. Reserves for business in the Company's Taiwan branch are generally calculated using interest rates ranging from 6.25% to 7.5% and the 1989 Taiwan Standard Ordinary Experience Mortality table with modifications.

For the above categories, premium deficiency reserves are established, if necessary, when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses.

Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest, less expense and mortality charges and withdrawals. Interest crediting rates on life insurance products range from 4.2% to 6.5% and on investment-type products range from 3.15% to 7.9%.

SECURITIES LOANED are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially, all of the Company's securities loaned are with large brokerage firms.

These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE REVENUE AND EXPENSE RECOGNITION
Amounts received as payment for interest-sensitive life, investment contracts and deferred annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges, and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Assets and liabilities of the Taiwan branch reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives include futures subject to market risk, all of which are used by the Company in other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis on the Statements of Financial Position. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are realized in "Realized investment gains, net." If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

Derivatives held for purposes other than trading are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

INCOME TAXES
The Company and its subsidiaries are members of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not, and will not have a material impact on the Company's results of operations, financial condition and liquidity.

In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

RECLASSIFICATIONS
Certain amounts in the prior years have been reclassified to conform to current year presentation.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                              1997
                                            ----------------------------------------------------------------------
                                                                   Gross             Gross
                                               Amortized         Unrealized       Unrealized      Estimated Fair
                                                  Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                        (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $  177,691        $    1,231       $       20        $  178,902

Foreign government bonds                              83,889             1,118               19            84,988

Corporate securities                               2,263,898            36,857            2,017         2,298,738

Mortgage-backed securities                             1,076               180               32             1,224
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,526,554        $   39,386       $    2,088        $2,563,852
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    1,289        $      802       $      109        $    1,982
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  338,848        $   11,427       $      219        $  350,056
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  338,848        $   11,427       $      219        $  350,056
                                            ==================  =================  ==============  ===============

                                                                              1996
                                            ----------------------------------------------------------------------
                                                                     Gross            Gross
                                                 Amortized        Unrealized        Unrealized     Estimated Fair
                                                    Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                         (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $   32,055        $       30       $      174        $   31,911

Foreign government bonds                              90,447               857              205            91,099

Corporate securities                               2,087,250            30,365            4,206         2,113,409

Mortgage-backed securities                               398                --               --               398
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,210,150      $     31,252       $    4,585        $2,236,817
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    3,626      $        819       $      697        $    3,748
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  405,731      $     10,947       $      576        $  416,102
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  405,731      $     10,947       $      576        $  416,102
                                            ==================  =================  ==============  ===============

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1997, are shown below:

                                                AVAILABLE FOR SALE                         HELD TO MATURITY
                                        ----------------------------------        -----------------------------------
                                                              ESTIMATED                                 ESTIMATED
                                                                 FAIR                                      FAIR
                                          AMORTIZED COST        VALUE               AMORTIZED COST        VALUE
                                        ----------------- ----------------        ----------------- -----------------
                                                  (In Thousands)                            (In Thousands)

Due in one year or less                     $   29,759       $   29,731               $   13,736        $   13,838

Due after one year through five years        1,738,532        1,758,946                  204,298           212,050

Due after five years through ten years         555,194          567,928                   98,192           101,143

Due after ten years                            201,993          206,023                   22,622            23,025

Mortgage-backed securities                       1,076            1,224                       --                --
                                        ----------------- ----------------        ----------------- -----------------
Total                                       $2,526,554       $2,563,852               $  338,848        $  350,056
                                        ================= ================        ================= =================

Actual maturities will differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1997, 1996, and 1995 were $2,796,306 thousand, $3,667,062 thousand, and $1,807,584 thousand, respectively. Gross gains of $18,635 thousand, $22,078 thousand, and $25,909 thousand and gross losses of $7,990 thousand, $17,718 thousand, and $13,907 thousand were realized on those sales during 1997, 1996, and 1995, respectively. Proceeds from the maturity of fixed maturities available for sale during 1997, 1996, and 1995 were $32,359 thousand, $219,192 thousand, and $79,103 thousand, respectively. During the years ended December 31, 1997, 1996 and 1995, there were no securities classified as held to maturity that were sold.

The following table describes the amortized cost and estimated fair value of fixed maturity securities by rating agency equivalent as of December 31, 1997:


                                   AVAILABLE FOR SALE                   HELD TO MATURITY
                           --------------------------------       -------------------------------

                              AMORTIZED    ESTIMATED FAIR            AMORTIZED    ESTIMATED FAIR
                                 COST          VALUE                    COST          VALUE
                           --------------- ----------------       --------------- ---------------
                                    (In Thousands)                        (In Thousands)

       AAA/AA/A             $ 1,319,527      $ 1,334,823           $   187,692     $   194,797

       BBB                    1,047,203        1,062,641               128,481         131,820

       BB                        80,136           83,293                20,540          21,264

       B                         73,717           76,781                 2,132           2,172

       CCC or lower               5,943            6,288                    --              --

       In or near default            28               26                     3               3
                           --------------- ----------------       --------------- ---------------

            Total           $ 2,526,554      $ 2,563,852           $   338,848     $   350,056
                           =============== ================       =============== ===============

The NAIC rates certain public and private placement securities as "in or near default" if they are currently non-performing or believed subject to default in the near term. The Company's holdings of these securities, in the aggregate, comprised less than 1% of total invested assets at December 31, 1997 and 1996.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

MORTGAGE LOANS ON REAL ESTATE
The Company's mortgage loans were collateralized by the following property types at December 31,

                                      1997                         1996
                             ----------------------      -----------------------

                                               (In Thousands)

Office buildings                $   4,607      20%          $  18,497       39%

Retail stores                       8,090      35%              8,731       19%

Apartment complexes                 6,080      27%             11,771       25%

Industrial buildings                4,010      18%              7,916       17%

                             ----------------------      -----------------------
      Net carrying value        $  22,787     100%          $  46,915      100%
                             ======================      =======================


The mortgage loans are geographically dispersed throughout the United States with the largest concentrations in Washington (29%) and Pennsylvania (27%).

SPECIAL DEPOSITS
Fixed maturities of $8,302 thousand and $8,744 thousand at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

OTHER LONG-TERM INVESTMENTS
The Company's "Other long-term investments" of $1,317 thousand and $4,528 thousand as of December 31, 1997 and 1996, respectively, are comprised of non-real estate related interests. The Company's share of net income from these entities is $2,158 thousand, $1,434 thousand and $345 thousand for the years ended December 31, 1997, 1996 and 1995, respectively, and is reported in "Net investment income."

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                     1997              1996               1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $ 161,140         $ 152,445         $ 160,740
  Fixed maturities - held to maturity                    26,936            33,419            33,458
  Equity securities                                          76                44               104
  Mortgage loans on real estate                           2,585             5,669             7,757
  Investment real estate                                      -               613               647
  Policy loans                                           37,398            33,449            29,775
  Short-term investments                                 22,011            16,780            15,092
  Other                                                  14,920             9,438             3,949
                                               ----------------- ----------------- -----------------
  Gross investment income                               265,066           251,857           251,522
    Less: investment expenses                            (5,432)           (4,529)           (4,904)
                                               ----------------- ----------------- -----------------
  Net investment income                               $ 259,634         $ 247,328         $ 246,618
                                               ================= ================= =================



REALIZED INVESTMENT GAINS ,NET including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $   9,039         $   9,036         $  11,359
  Fixed maturities - held to maturity                       821                 -                 -
  Equity securities                                           8               781             2,020
  Mortgage loans on real estate                             797             1,677               (90)
  Investment real estate                                      -               487               (99)
  Other                                                     309            (1,146)               10
                                               ----------------- ----------------- -----------------

  Realized investment gains, net                      $  10,974         $  10,835         $  13,200
                                               ================= ================= =================


NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

   Balance, beginning of year                         $  14,104         $  32,056         $ (41,761)
   Changes in unrealized investment gains
      (losses) attributable to:
     Fixed maturities                                    10,631           (43,853)          110,932
     Equity securities                                      571             1,403                68
     Participating group annuity contracts                1,292            (3,855)            5,092
     Deferred policy acquisition costs                   (8,412)           17,321           (25,214)
     Deferred federal income taxes                       (1,057)           11,032           (17,061)
                                               ----------------- ----------------- -----------------
   Balance, end of year                               $  17,129         $  14,104         $  32,056
                                               ================= ================= =================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  ---------------------
                                                                              (In Thousands)
     Current tax expense:
        U.S.                                                  $71,989                $59,489                $65,131
        State and local                                         1,337                    703                  1,876
        Foreign                                                    --                      4                      7
                                                   ---------------------  ---------------------  ---------------------
        Total                                                  73,326                 60,196                 67,014
                                                   ---------------------  ---------------------  ---------------------

     Deferred tax (benefit) expense:
        U.S.                                                  (11,458)                18,413                 12,196
        State and local                                            --                    526                    348
                                                   ---------------------  ---------------------  ---------------------
        Total                                                 (11,458)                18,939                 12,544
                                                   ---------------------  ---------------------  ---------------------

      Total income tax expense                                $61,868                $79,135                $79,558
                                                   =====================  =====================  =====================


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  --------------------
                                                                            (In Thousands)

     Expected federal income tax expense                     $58,885                 $79,925               $81,271
     State income taxes                                          869                   1,229                 2,224
     Other                                                     2,114                  (2,019)               (3,937)
                                                   ---------------------  ---------------------  ---------------------
     Total income tax expense                                $61,868                 $79,135               $79,558
                                                   =====================  =====================  ====================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES (CONTINUED)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                               1997                      1996
                                                                       --------------------      --------------------
                                                                                       (In Thousands)

     Deferred income tax assets
          Insurance reserves                                                   $  40,896                 $  38,532
                                                                       --------------------      --------------------
          Total deferred income tax assets                                        40,896                    38,532
                                                                       --------------------      --------------------

     Deferred income tax liabilities
          Deferred acquisition costs                                             168,702                   173,785
          Net investment gains                                                     8,161                    12,502
          Other                                                                    2,516                     1,205
                                                                       --------------------      --------------------
          Total deferred income tax liabilities                                  179,379                   187,492
                                                                       --------------------      --------------------

     Deferred federal income tax liabilities                                   $ 138,483                 $ 148,960
                                                                       ====================      ====================


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax assets that are realizable.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.


5. REINSURANCE

The Company assumes and cedes reinsurance with Prudential and other companies. The effect of reinsurance for the years ended December 31, is summarized as follows:

                                           1997          1996           1995
                                       -----------    -----------    -----------

Life insurance premiums

Gross Amount                           $    51,851    $    53,776   $    44,357
Ceded to other companies                    (3,724)        (3,379)       (2,268)
Assumed from other companies                 1,369          1,128          --
                                       -----------    -----------   -----------
Net amount                             $    49,496    $    51,525   $    42,089
                                       ===========    ===========   ===========

                                           1997          1996          1995
                                       -----------    -----------   -----------

Life insurance in force
Gross Amount                           $47,328,495    $47,430,580   $47,822,892
Ceded to other companies                (1,292,395)    (1,172,449)     (822,619)
                                       -----------    -----------   -----------
Net amount                             $46,036,100    $46,258,131   $47,000,273
                                       ===========    ===========   ===========

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6.  EQUITY

RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Banking and Insurance with net income and equity determined using GAAP.


                                                              1997                 1996                 1995
                                                         ------------------   ------------------   ------------------
                                                                              (In Thousands)

STATUTORY NET INCOME                                        $    12,778           $    48,846          $    113,565

Adjustments to reconcile to net income on a GAAP basis:
  Statutory income of subsidiaries                               18,553                25,001                44,186
  Deferred acquisition costs                                     38,003                48,862                (6,103)
  Deferred premium                                                1,144                 1,295                  (743)
  Insurance liabilities                                          26,517                28,662                32,665
  Deferred taxes                                                 11,458                (7,780)              (27,669)
  Valuation of investments                                          506                   365                 5,480
  Other, net                                                     (2,585)                3,971                (8,737)
                                                         ------------------   ------------------   ------------------
GAAP NET INCOME                                             $   106,374           $   149,222         $     152,644
                                                         ==================   ==================   ==================



                                                                     1997                    1996
                                                              --------------------   --------------------
                                                                               (In Thousands)
STATUTORY SURPLUS                                                  $   853,130             $   901,645

Adjustments to reconcile to equity on a GAAP basis:

     Valuation of investments                                           97,787                  95,411
     Deferred acquisition costs                                        655,242                 633,159
     Deferred premium                                                  (14,817)                (11,859)
     Insurance liabilities                                            (107,525)               (124,781)
     Deferred taxes                                                   (113,461)               (124,823)
     Other, net                                                        135,161                  30,229
                                                              --------------------   --------------------
GAAP STOCKHOLDER'S EQUITY                                          $ 1,505,517             $ 1,398,981
                                                              ====================   ====================


The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value.)

FIXED MATURITIES AND EQUITY SECURITIES
Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

MORTGAGE LOANS ON REAL ESTATE
The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

POLICY LOANS
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:


                                                     1997                                      1996
                                    -------------------------------------      --------------------------------------
                                                            ESTIMATED                                  ESTIMATED
                                      CARRYING VALUE       FAIR VALUE            CARRYING VALUE       FAIR VALUE
                                    ------------------ ------------------      ------------------ -------------------
                                                                    (In Thousands)

Financial Assets:
  Fixed maturities:
       Available for sale              $ 2,563,852         $ 2,563,852             $ 2,236,817         $ 2,236,817
       Held to maturity                    338,848             350,056                 405,731             416,102
  Equity securities                          1,982               1,982                   3,748               3,748
  Mortgage loans                            22,787              24,994                  46,915              46,692
  Policy loans                             703,955             703,605                 639,782             623,218
  Short-term investments                   316,355             316,355                 169,830             169,830
  Cash                                      71,358              71,358                  73,766              73,766
  Separate Account assets                8,022,079           8,022,079               5,336,851           5,336,851

Financial Liabilities:
  Policyholders'
    account balances                   $ 2,282,191         $ 2,282,191             $ 2,188,862          $ 2,188,862
  Cash  collateral for loaned
    securities                             143,421             143,421                      --                   --
  Separate Account liabilities           7,948,788           7,948,788               5,277,454            5,277,454
  Derivatives                                  653                 653                      --                   --

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

8. DERIVATIVE INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of liability positions in future instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $653 thousand at December 31, 1997. This includes the estimated fair values of outstanding derivative positions only and does not include the fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

9. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $139,489 thousand, $101,662 thousand and $98,119 thousand for the years ended December 31, 1997, 1996, and 1995, respectively.

REINSURANCE
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1997, 1996, and 1995.

10. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

11. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1997, the Company would be permitted a maximum of $15,260 thousand in dividend distribution in 1998, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        Report of Independent Accountants
                        ---------------------------------

To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's managememt; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP
New York, New York
March 23, 1998

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying consolidated statement of operations, changes in stockholder's equity, and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in stockholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

WITH RESPECT TO RESIDENTS OF STATES OTHER THAN PENNSYLVANIA, IN WHICH DISCOVERY PREFERRED IS BEING OFFERED. WITH RESPECT TO RESIDENTS OF PENNSYLVANIA, SEE PAGE C-3.

                        MARKET-VALUE ADJUSTMENT FORMULA

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

    1. The number of whole months remaining in the existing interest rate period.

    2.  The guaranteed interest rate.

    3. The interest rate that Pruco Life declares for a duration of one year longer than the number of whole years remaining on the existing cell being withdrawn from.

Stated as a formula, the Market Value Factor is equal to:

(M/12) x (R-C), not to exceed +0.40 or be less than -0.40;

Where,

M = the number of whole months (not to be less than one) remaining in the interest rate period.

R = the Contract's guaranteed interest rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interest rate, expressed as a decimal, that Pruco Life declares for a duration equal to the number of whole years remaining in the present interest rate period, plus 1 year as of the date the request for a withdrawal or transfer is received.

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

The steps below explain how a Market-Value Adjustment is calculated.

    STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

    STEP 2: Determine the interest rate Pruco Life declares on the date the request for withdrawal or transfer is received for a duration of years equal to the whole number of years determined in Step 1, plus 1 additional year. Subtract this interest rate from the guaranteed interest rate. The result could be negative.

    STEP 3: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

    STEP 4: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

    STEP 5: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

Depending upon when the withdrawal request is made, a withdrawal charge may apply.

The following example will illustrate the application of a Market-Value Adjustment and the determination of the withdrawal charge. Suppose a Contract owner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA Option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the Contract owner does not provide any withdrawal instructions) . On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the Contract Fund on that date is equal to $17,985.23.

On February 1, 2000, the interest rate declared by Pruco Life for the duration of 5 years (4 whole years remaining until September 30, 2004, plus one year) is 11%.

The following computations would be made:

1. Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2. Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

  DATE       PAYMENT      FREE
---------  -----------  ---------
12/1/95     $  10,000   $   1,000
12/1/96                 $   2,000
10/1/97     $   5,000   $   2,500
12/1/97                 $   4,000
12/1/98                 $   5,500
12/1/99                 $   7,000

    The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3. Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

  $8,500.00 requested withdrawal amount
 -$7,000.00 charge-free
---------
  $1,500.00 additional amount needed to complete withdrawal

    The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

$1,500.00 / (1 - .03) =
$1,500.00 / 0.97 = $1,546.39 grossed-up amount

    Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

$1,546.39  grossed-up amount
 X    .03  withdrawal charge rate
---------
$   46.39  withdrawal charge

4. The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11 % is the interest rate that would be offered for an interest cell with a duration of the remaining whole years plus 1), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

-0.13750 X $5,985.23 =        -822.97  negative MVA
                            $5,985.23  unadjusted value
                          -----------
                            $5,162.26  adjusted value
                           $12,000.00  Equity value
                          -----------
                           $17,162.26  adjusted Contract Fund

5. The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

Equity        ($ 12,000/ $17,162.26) X $8,546.39 =  $5,975.71
7-Yr MVA     ($5,162.26/ $17,162.26) X $8,546.39 =  $2,570.68
                                                    ---------
                                                    $8,546.39

6. The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leave $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

WITH RESPECT TO RESIDENTS OF PENNSYLVANIA ONLY, PAGES C1-C3 ARE HEREBY DELETED AND REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

                        MARKET-VALUE ADJUSTMENT FORMULA

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

    1. The number of whole months remaining in the existing interest rate period.

    2.  The guaranteed interest rate.

    3. The interpolated value of the interest rates that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining in the existing interest rate period.

Stated as a formula, the Market Value Factor is equal to:

(M/12) x (R-C), not to exceed +0.40 or be less than -0.40;

Where,

M = the number of whole months (not to be less than one) remaining in the interest rate period.

R = the Contract's guaranteed interest rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interpolated value of the interest rates, expressed as a decimal, that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining as of the date the request for a withdrawal or transfer is received or m/365 x (n + 1) year rate + (365-m)/365 x n year rate, where 'n' equals years and 'm' equals days remaining in year 'n' of the existing interest rate period.

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

The steps below explain how a Market-Value Adjustment is calculated.

    STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one)by 12.

    STEP 2: Interpolate the interest rates Pruco Life declares on the date the request for withdrawal or transfer is received for the duration of years equal to the whole number of years determined in Step 1, plus the whole number of years plus 1 additional year.

    STEP 3: Subtract this interpolated interest rate from the guaranteed interest rate. The result could be negative.

    STEP 4: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

    STEP 5: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

    STEP 6: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

Depending upon when the withdrawal request is made, a withdrawal charge may apply.

The following example will illustrate the application of a Market-Value Adjustment and the determination of the withdrawal charge. Suppose a Contract owner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA Option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the Contract owner does not provide any withdrawal instructions). On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the Contract Fund on that date is equal to $17,985.23.

On February 1, 2000, the interest rates declared by Pruco Life for the durations 4 and 5 years (4 whole years remaining until September 30, 2004, plus 1 year) are 10.8% and 11.4%, respectively.

The following computations would be made:

1. Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2. Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

  DATE       PAYMENT      FREE
---------  -----------  ---------
12/1/95     $  10,000   $   1,000
12/1/96                 $   2,000
10/1/97     $   5,000   $   2,500
12/1/97                 $   4,000
12/1/98                 $   5,500
12/1/99                 $   7,000

    The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3. Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

  $8,500.00 requested withdrawal amount
 -$7,000.00 charge-free
---------
  $1,500.00 additional amount needed to complete withdrawal

    The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

$1,500.00/(1 - .03) =
$1,500.00 / 0.97 = $1,546.39 grossed-up amount

    Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

$1,546.39  grossed-up amount
 X    .03  withdrawal charge rate
---------
$   46.39  withdrawal charge

4. The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the graranteed rate in the existing cell) minus 0.11 (11% is the interpolated value for the interest rates that would be offered for interest cells with durations of whole years remaining and whole year plus 1 remaining in the existing interest rate period), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

-0.13750 X $5,985.23 =        -822.97  negative MVA
                            $5,985.23  unadjusted value
                          -----------
                            $5,162.26  adjusted value
                           $12,000.00  Equity value
                          -----------
                           $17,162.26  adjusted Contract Fund

5. The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

Equity           ($ 12,000/ $17,162.26) X $8,546.39 =  $5,975.71
7-Yr MVA        ($5,162.26/ $17,162.26) X $8,546.39 =  $2,570.68
                                                       ---------
                                                       $8,546.39

6. The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

                             -  FLEXIBLE PREMIUM VARIABLE ANNUITY
                                             ACCOUNT

                             - THE PRUDENTIAL SERIES FUND, INC.

                                         ---------------------------------------

                                         ---------------------------------------

--------------------------------------------------------------------------------
                                ------------------------------------------------

                                                                 BULK RATE
                                                                U.S. Postage
                                                                    PAID
                                                             Jersey City, N.J.
                                                               Permit No. 60

A Subsidiary of
       [PRUDENTIAL LOGO]
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102-3777

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1998


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

The DISCOVERY PREFERRED(SM) Annuity Contract* (the "Contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


This statement of additional information is not a prospectus and should be read in conjunction with the Contract's prospectus, dated May 1, 1998, which is available without charge upon written request to the Pruco Life Insurance Company, 213 Washington Street, Newark, New Jersey 07102-2992, or by telephoning
(888) PRU-2888.



                               TABLE OF CONTENTS



                                                                                                               PAGE
                                                                                                             ---------
OTHER INFORMATION CONCERNING THE ACCOUNT...................................................................          1
PRINCIPAL UNDERWRITER......................................................................................          1
DETERMINATION OF SUBACCOUNT UNIT VALUES....................................................................          1
IRS REQUIRED DISTRIBUTIONS ON DEATH OF OWNER...............................................................          1
PERFORMANCE INFORMATION....................................................................................          1
COMPARATIVE PERFORMANCE INFORMATION........................................................................          4



                          PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                           TELEPHONE: (888) PRU-2888


* DISCOVERY PREFERRED is a service mark of Prudential.


DISCOP-1B Ed 5-98


Catalog No. 64M6294

                    OTHER INFORMATION CONCERNING THE ACCOUNT

PRINCIPAL UNDERWRITER


Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential which was organized in 1971 under New Jersey law, acts as the principal underwriter of the Contract. Pruco Life expects that during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The principal business address of both Prusec and PIMS is 751 Broad Street, Newark, New Jersey 07102-3777.



The Contract is currently sold by registered representatives of the principal underwriter and may also be sold through other broker-dealers authorized by the principal underwriter, including broker-dealers otherwise unaffiliated with Prudential. Registered representatives of such other unaffiliated broker-dealers may be paid on a different basis than registered representatives of the principal underwriter or broker-dealers affiliated with Prudential. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. In addition, trail commissions based on the size of the contract Fund may be paid.


DETERMINATION OF SUBACCOUNT UNIT VALUES

The value for each Subaccount Unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the net assets of the subaccount for that day by the value of the net assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See CHARGES, FEES, AND DEDUCTIONS in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund but not yet paid.

IRS REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

If the Contract owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the annuity date, the entire interest in the Contract must be distributed within 5 years after date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The owner's designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person. Special additional rules apply to Contracts issued in conjunction with plans subject to
Section 457 of the Code. For Contracts purchased in connection with a tax favored plan where the owner's spouse is the beneficiary, annuity payments need only begin on or before April 1 of the calendar year following the calendar year in which the owner would have attained age 70 1/2 or in some instances the remaining interest in the Contract may be rolled over to an IRA owned by the spouse.

If any portion of the Contract owner's interest is payable to (or for the benefit of) the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the owner. This rule does not apply to Contracts issued in connection with tax favored plans other than IRAs.

PERFORMANCE INFORMATION

The tables that follow provide performance information for each subaccount through December 31, 1997. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

The DISCOVERY PREFERRED Annuity has existed since November 22, 1995. Depicted below is the Contract's actual performance since that time. For periods prior to November 22, 1995, the returns were calculated using historical investment returns of the portfolios of the Series Fund. All fees, expenses and charges associated with the DISCOVERY PREFERRED Annuity and the Series Fund have been reflected in these returns, as if the Contract had existed from the inception date of each Series Fund portfolio.

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1997 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract.

                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURN


                                                                                FROM DATE
                                                           FIVE       TEN       PORTFOLIO
                                              ONE YEAR    YEARS      YEARS     ESTABLISHED
         SERIES FUND               DATE        ENDED      ENDED      ENDED       THROUGH
          PORTFOLIOS            ESTABLISHED   12/31/97   12/31/97   12/31/97    12/31/97
------------------------------  -----------   --------   --------   --------   -----------
Diversified Bond..............      6/83        2.27%      6.22%      7.73%        8.14%
Conservative Balanced.........      6/83        7.08%      9.09%      9.61%        9.42%
Flexible Managed..............      5/83       11.53%     11.58%     11.84%       10.69%
High Yield Bond...............      2/87        7.41%      9.92%      9.17%        7.80%
Stock Index...................     10/87       26.20%     18.10%     15.51%       16.29%
Equity Income.................      2/88       29.92%     18.47%       N/A        15.20%
Equity........................      6/83       18.13%     17.70%     15.91%       14.04%
Prudential Jennison...........      5/95       25.09%       N/A        N/A        23.89%
Small Capitalization Stock....      5/95       18.64%       N/A        N/A        21.85%
Global........................      9/88        0.70%     13.42%       N/A         8.57%
Natural Resources.............      5/88      -16.85%     10.30%       N/A         9.72%


The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period.

                                    TABLE 2
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                FROM DATE
                                                           FIVE       TEN       PORTFOLIO
                                              ONE YEAR    YEARS      YEARS     ESTABLISHED
         SERIES FUND               DATE        ENDED      ENDED      ENDED       THROUGH
          PORTFOLIO             ESTABLISHED   12/31/97   12/31/97   12/31/97    12/31/97
------------------------------  -----------   --------   --------   --------   -----------
Diversified Bond..............      6/83        7.07%      6.35%      7.73%        8.14%
Conservative Balanced.........      6/83       11.88%      9.20%      9.61%        9.42%
Flexible Managed..............      5/83       16.33%     11.68%     11.84%       10.69%
High Yield Bond...............      2/87       12.21%     10.03%      9.17%        7.80%
Stock Index...................     10/87       31.00%     18.19%     15.51%       16.29%
Equity Income.................      2/88       34.72%     18.55%       N/A        15.20%
Equity........................      6/83       22.93%     17.78%     15.91%       14.04%
Prudential Jennison...........      5/95       29.89%       N/A        N/A        24.80%
Small Capitalization Stock....      5/95       23.44%       N/A        N/A        22.78%
Global........................      9/88        5.50%     13.51%       N/A         8.57%
Natural Resources.............      5/88      -12.81%     10.41%       N/A         9.72%


Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                FROM DATE
                                                           FIVE       TEN       PORTFOLIO
                                              ONE YEAR    YEARS      YEARS     ESTABLISHED
         SERIES FUND               DATE        ENDED      ENDED      ENDED       THROUGH
          PORTFOLIO             ESTABLISHED   12/31/97   12/31/97   12/31/97    12/31/97
------------------------------  -----------   --------   --------   --------   -----------
Diversified Bond..............      6/83        7.07%      36.04%    110.61%     212.76%
Conservative Balanced.........      6/83       11.88%      55.31%    150.31%     271.49%
Flexible Managed..............      5/83       16.33%      73.72%    206.17%     340.63%
High Yield Bond...............      2/87       12.21%      61.27%    140.41%     125.90%
Stock Index...................     10/87       31.00%     130.59%    335.39%     366.11%
Equity Income.................      2/88       34.72%     134.19%       N/A      303.92%
Equity........................      6/83       22.93%     126.63%    337.69%     578.26%
Prudential Jennison...........      5/95       29.89%        N/A        N/A       80.65%
Small Capitalization Stock....      5/95       23.44%        N/A        N/A       72.96%
Global........................      9/88        5.50%      88.45%       N/A      114.55%
Natural Resources.............      5/88      -12.81%      64.07%       N/A      145.12%

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Series Fund. All fees, expenses and charges associated with the DISCOVERY PREFERRED Annuity and the Series Fund have been reflected.


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1997 were 4.27% and 4.36%, respectively.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS


                          PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                           TELEPHONE: (888) PRU-2888

                                     PART C



                               OTHER INFORMATION



Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  FINANCIAL STATEMENTS

               (1)  Financial Statements of the Pruco Life Flexible
                    Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1997; the Statements of Operations for the period ended December 31, 1997; the Statements of Changes in Net Assets for the periods ended December 31, 1997 and December 31,
                    1996; and the Notes relating thereto appear in the prospectus (Part A of the Registration Statement).

               (2)  Consolidated Statements of Pruco Life Insurance
                    (Depositor) and subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1997 and 1996; and the related
                    Consolidated Statements of Operations of
                    Stockholder's Equity and of Cash Flows for the years ended December 31, 1997, 1996 and 1995; and the Notes relating to the Consolidated Financial
                    Statements.

          (b)  EXHIBITS

               (1)  Resolution of the Board of Directors of Pruco Life
                    Insurance Company establishing the Pruco Life
                    Flexible Premium Variable Annuity Account. (Note
                    2)

               (2) Agreements for custody of securities and similar investments--Not Applicable.

               (3)  (a) Distribution Agreement between Pruco
                    Securities Corporation (Principal Underwriter) and
                    Pruco Life Insurance Company (Depositor). (Note 2)

                    (b) Proposed form of selected Broker Agreement between Pruco Securities Corporation and brokers with respect to sale of the Contracts. (Note 2)

               (4)  The Prudential Discovery Preferred Contract. (Note
                    2)

               (5)  Application form for the Contract. (Note 2)

               (6)  (a) Articles of Incorporation of Pruco Life
                    Insurance Company, as amended October 19, 1993.
                    (Note 2)

                    (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 5)

               (7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

               (8) Other material contracts performed in whole or in part after the date the registration statement is filed--Not Applicable.

               (9) Opinion of Counsel as to legality of the securities being registered. (Note 1)

               (10) (a) Written consent of Price Waterhouse LLP,
                    independent accountants. (Note 1)

                    (b) Written consent of Deloitte & Touche LLP, independent auditors. (Note 1)

               (11) All financial statements omitted from item 23,
                    Financial Statements--Not Applicable.

               (12) Agreements in consideration for providing initial
                    capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not
                    Applicable

               (13) Schedule of Performance Computations. (Note 1)

               (14) Powers of Attorney.

                    (a) William M. Bethke, Ira J. Kleinman, Mendel A.
                    Melzer, Esther H. Milnes, and I. Edward Price
                    (Note 3)

                    (b) James M. Schlomann (Note 5)

                    (c) Kiyofumi Sakaguchi (Note 4)

                    (d) James J. Avery, Jr. (Note 7)

          (Note 1)  Filed herewith.

          (Note 2)  Incorporated by reference to Form N-4, filed July
                    19, 1995, on behalf of the Pruco Life Flexible
                    Premium Variable Annuity Account.

          (Note 3)  Incorporated by reference to Form 10-K,
                    Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real
                    Property Account.

          (Note 4)  Incorporated by reference to Post-Effective
                    Amendment No. 8 to Form S-6, Registration
                    No.33-49994, filed on April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable
                    Account.

          (Note 5)  Incorporated by reference to Post-Effective
                    Amendment No. 4 to Form S-1 Registration No.
                    33-86780, filed April 9, 1998 on behalf of the Pruco Life Variable Contract Real Property
                    Account.

          (Note 6)  Incorporated by reference to Form 10-Q,
                    Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

          (Note 7)  Incorporated by reference to Post-Effective
                    Amendment No. 2 to Form S-6, Registration No.
                    333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The
Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New
Jersey") and The Prudential Insurance Company of Arizona ("PLICA").
Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable
Account, the Pruco Life Variable Insurance Account, the Pruco Life
Single Premium Variable Life Account, the Pruco Life Variable
Universal Account, the Pruco Life PRUvider Variable Appreciable
Account, the Pruco Life Single Premium Variable Annuity Account, the
Pruco Life Flexible Premium Variable Annuity Account (Registrant)
(separate accounts of Pruco Life), the Pruco Life of New Jersey
Variable Appreciable Account, the Pruco Life of New Jersey Variable
Insurance Account, the Pruco Life of New Jersey Single Premium
Variable Life Account, Pruco Life of New Jersey Single Premium
Variable Annuity Account and the Pruco Life of New Jersey Flexible
Premium Variable Annuity Account (separate accounts of Pruco Life of
New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold all the shares of The
Prudential Series Fund, Inc., a Maryland corporation. In addition,
Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland corporation, in three of its separate accounts. The
Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential
Variable Contract Account-10, and The Prudential Variable Contract
Account-11, separate accounts of The Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with The Prudential
Variable Contract Account-24, a unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under Item 25 of Post-Effective Amendment No. 34 to the Form
N-1A Registration Statement for the Prudential Series Fund, Inc.,
Registration No. 2-80896 filed on or about April 24, 1998, the text of which is hereby incorporated.

Item 27.  NUMBER OF CONTRACT OWNERS

As of March 24, 1998, there were 8,219 Contract owners of qualified
Contracts and 8,693 owners of non-qualified Contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance
Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII which relates to indemnification of officers and directors, is incorporated by reference to Exhibit
3(ii) to its Form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

          (a) Pruco Securities Corporation ("Prusec") also acts as principal underwriter for the Pruco Life
               PRUvider Variable Appreciable Account, the Pruco
               Life Variable Insurance Account, the Pruco Life
               Variable Appreciable Account, the Pruco Life
               Variable Universal Account, the Pruco Life Single
               Premium Variable Life Account, the Pruco Life
               Single Premium Variable Annuity Account, the Pruco
               Life of New Jersey Variable Insurance Account, the
               Pruco Life of New Jersey Variable Appreciable
               Account, the Pruco Life of New Jersey Single
               Premium Variable Life Account, the Pruco Life of
               New Jersey Single Premium Variable Annuity
               Account, the Pruco Life of New Jersey Flexible
               Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity
               Account, The Prudential Variable Appreciable
               Account, The Prudential Individual Variable
               Contract Account, The Prudential Qualified
               Individual Variable Contract Account, Prudential's
               Annuity Plan Account, Prudential's Investment Plan
               Account, Prudential's Annuity Plan Account-2,
               Prudential's Gibraltar Fund, and The Prudential
               Series Fund, Inc.



          (b)

                    Name and Principal            Positions and Offices
                    Business Address              with Underwriter
                    ----------------------------  ----------------------------

                    James Avery, Jr.*             President and Director

                    Richard Topp*                 Director

                    R. Brock Armstrong**          Director

                    E. Michael Caulfield*         Director

                    Joseph F. Mahoney, Jr.*       Director

                    Richard Painter**             Director

                    James D. Price*               Director

                    Charles A. McGee**            Chief Financial Officer and
                                                  Comptroller

                    Clifford E. Kirsch**          Chief Legal Officer and
                                                  Assistant Secretary
                    --------------
                    * Principal Business Address: 751 Broad Street, Newark, NJ 07102
                    ** Principal Business Address: 213 Washington Street, Newark, NJ 07102

          (c) Not applicable



Item 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The
Prudential Insurance Company of America, 751 Broad Street,
Newark, New Jersey 07102-3777.

Item 31.  MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

Item 32.  UNDERTAKINGS

          (a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration
               Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted
          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
          (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
          (d)  Restrictions on withdrawal under Section 403(b)
               Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and
               Exchange Commission to the American Council of
               Life Insurance on November 28, 1988.
          (e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 15th day of April, 1998.


                                  THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                  ANNUITY ACCOUNT

                                  ----------------------------------------------
                                      (REGISTRANT)

                                  BY: PRUCO LIFE INSURANCE COMPANY

                                     -------------------------------------------
                                          (DEPOSITOR)

By:   /s/ ESTHER H. MILNES
   ----------------------------------------------
       Esther H. Milnes
       President

Attest:   /s/ CLIFFORD E. KIRSCH
     -------------------------------------------------
         Clifford E. Kirsch
         Chief Legal Officer

                                   SIGNATURES


       As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



Signature                            Title                      Date
-------------------------  -------------------------  -------------------------

/s/ *ESTHER MILNES
-------------------------  President and Director     April 15, 1998
Esther Milnes

/s/ *JAMES J. AVERY, JR.   Chairman of the Board and
-------------------------  Director
James J. Avery, Jr.

/s/ *JAMES J. SCHLOMANN    Chief Accounting Officer,
-------------------------  Vice President and
James J. Schlomann         Comptroller

/s/ *WILLIAM M. BETHKE
-------------------------  Director
William M. Bethke

/s/ *KIYOFUMI SAKAGUCHI
-------------------------  Director
Kiyofumi Sakaguchi

/s/ *IRA J. KLEINMAN
-------------------------  Director
Ira J. Kleinman

/s/ *I. EDWARD PRICE
-------------------------  Director
I. Edward Price

/s/ *MENDEL A. MELTZER
-------------------------  Director
Mendel A. Meltzer


                    *By:   /s/ CLIFFORD E. KIRSCH
             -------------------------------------------------------------------
                             CLIFFORD E. KIRSCH
                             (Attorney-in-Fact)

                                 EXHIBIT INDEX


(9)         Opinion of Counsel and consent to its use as to   Page C-
            legality of the securities being registered
(10)  (a)   Written consent of Price Waterhouse LLP,          Page C-
            independent accountants.

      (b) Written consent of Deloitte & Touche LLP, independent auditors.

(13)        Schedule of Performance Computations.             Page C-

(27)        Financial Data Schedule                           Page C-